UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance AMT-Free Municipal Income Fund

Class A ETMBX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$174,299,399
# of Portfolio Holdings	104
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.0%
Escrowed/Prerefunded	3.4%
Senior Living/Life Care	3.8%
Housing	4.4%
Electric Utilities	5.5%
Hospital	7.6%
Other Revenue	8.0%
Water and Sewer	8.5%
Lease Rev./Cert. of Participation	8.8%
Transportation	12.3%
General Obligations	16.7%
Special Tax Revenue	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	6.2%
BB	2.6%
BBB	4.4%
A	26.8%
AA	50.8%
AAA	9.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ETMBX-TSR-SAR

Eaton Vance AMT-Free Municipal Income Fund

Class C ECMBX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$174,299,399
# of Portfolio Holdings	104
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.0%
Escrowed/Prerefunded	3.4%
Senior Living/Life Care	3.8%
Housing	4.4%
Electric Utilities	5.5%
Hospital	7.6%
Other Revenue	8.0%
Water and Sewer	8.5%
Lease Rev./Cert. of Participation	8.8%
Transportation	12.3%
General Obligations	16.7%
Special Tax Revenue	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	6.2%
BB	2.6%
BBB	4.4%
A	26.8%
AA	50.8%
AAA	9.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ECMBX-TSR-SAR

Eaton Vance AMT-Free Municipal Income Fund

Class I EVMBX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$174,299,399
# of Portfolio Holdings	104
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.0%
Escrowed/Prerefunded	3.4%
Senior Living/Life Care	3.8%
Housing	4.4%
Electric Utilities	5.5%
Hospital	7.6%
Other Revenue	8.0%
Water and Sewer	8.5%
Lease Rev./Cert. of Participation	8.8%
Transportation	12.3%
General Obligations	16.7%
Special Tax Revenue	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	6.2%
BB	2.6%
BBB	4.4%
A	26.8%
AA	50.8%
AAA	9.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EVMBX-TSR-SAR

Eaton Vance Total Return Bond Fund

Class A EBABX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,093,230,538
# of Portfolio Holdings	491
Portfolio Turnover Rate	166%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.2%
Affiliated Investment Funds	2.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	8.2%
Asset-Backed Securities	9.6%
U.S. Government Agency Mortgage-Backed Securities	15.7%
Corporate Bonds	22.0%
U.S. Treasury Obligations	29.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(4.9%)
Not Rated	9.6%
CCC or Lower	0.9%
B	3.0%
BB	6.7%
BBB	27.3%
A	4.7%
AA	1.0%
AAA	51.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EBABX-TSR-SAR

Eaton Vance Total Return Bond Fund

Class C ECBAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,093,230,538
# of Portfolio Holdings	491
Portfolio Turnover Rate	166%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.2%
Affiliated Investment Funds	2.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	8.2%
Asset-Backed Securities	9.6%
U.S. Government Agency Mortgage-Backed Securities	15.7%
Corporate Bonds	22.0%
U.S. Treasury Obligations	29.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(4.9%)
Not Rated	9.6%
CCC or Lower	0.9%
B	3.0%
BB	6.7%
BBB	27.3%
A	4.7%
AA	1.0%
AAA	51.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ECBAX-TSR-SAR

Eaton Vance Total Return Bond Fund

Class I EIBAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,093,230,538
# of Portfolio Holdings	491
Portfolio Turnover Rate	166%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.2%
Affiliated Investment Funds	2.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	8.2%
Asset-Backed Securities	9.6%
U.S. Government Agency Mortgage-Backed Securities	15.7%
Corporate Bonds	22.0%
U.S. Treasury Obligations	29.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(4.9%)
Not Rated	9.6%
CCC or Lower	0.9%
B	3.0%
BB	6.7%
BBB	27.3%
A	4.7%
AA	1.0%
AAA	51.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

EIBAX-TSR-SAR

Eaton Vance Total Return Bond Fund

Class R6 ERABX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,093,230,538
# of Portfolio Holdings	491
Portfolio Turnover Rate	166%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.2%
Affiliated Investment Funds	2.5%
Collateralized Mortgage Obligations	3.0%
Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	8.2%
Asset-Backed Securities	9.6%
U.S. Government Agency Mortgage-Backed Securities	15.7%
Corporate Bonds	22.0%
U.S. Treasury Obligations	29.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(4.9%)
Not Rated	9.6%
CCC or Lower	0.9%
B	3.0%
BB	6.7%
BBB	27.3%
A	4.7%
AA	1.0%
AAA	51.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

ERABX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Total Return Bond Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
Total Return Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Affiliated Investment Funds — 2.7%
Security	Shares	Value
Eaton Vance Emerging Markets Debt Opportunities Fund, Class I(1)	4,291,962	$ 35,537,442
Eaton Vance Emerging Markets Local Income Fund, Class I(1)	10,748,417	36,759,587
Eaton Vance Global Macro Absolute Return Fund, Class I(1)	4,231,085	37,656,656
Total Affiliated Investment Funds (identified cost $109,887,645)		$ 109,953,685

Asset-Backed Securities — 10.3%
Security	Principal Amount (000's omitted)	Value
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, 7.073%, (3 mo. SOFR + 3.25%), 10/20/38(2)(3)	$4,000	$ 3,966,620
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(2)	4,752	4,748,734
ACHV ABS Trust:
Series 2024-3AL, Class C, 5.68%, 12/26/31(2)	1,085	1,093,322
Series 2024-3AL, Class D, 6.75%, 12/26/31(2)	3,146	3,178,821
ACM Auto Trust:
Series 2024-2A, Class A, 6.06%, 2/20/29(2)	28	28,006
Series 2025-1A, Class A, 5.38%, 6/20/29(2)	947	946,818
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(2)	4,676	4,713,467
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C1R, 6.418%, (3 mo. SOFR + 2.75%), 4/20/38(2)(3)	3,000	2,899,041
Barings CLO Ltd., Series 2019-4A, Class D2R, 8.272%, (3 mo. SOFR + 4.60%), 7/15/37(2)(3)	2,500	2,439,598
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.018%, (3 mo. SOFR + 4.35%), 3/13/37(2)(3)	3,000	3,005,247
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 6.972%, (3 mo. SOFR + 3.30%), 3/31/38(2)(3)	3,500	3,497,602
Battalion CLO XXX Ltd., Series 2025-30A, Class D1, 6.629%, (3 mo. SOFR + 2.95%), 1/20/39(2)(3)	3,000	2,952,864
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 6.418%, (3 mo. SOFR + 2.75%), 7/25/38(2)(3)	3,500	3,499,947
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.172%, (3 mo. SOFR + 4.50%), 7/15/37(2)(3)	1,000	984,900
Bridge Trust, Series 2025-SFR1, Class D, 4.20%, 9/17/42(2)	4,493	4,195,328
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.268%, (3 mo. SOFR + 3.60%), 4/19/37(2)(3)	2,500	2,445,677
Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 6.472%, (3 mo. SOFR + 2.80%), 4/15/38(2)(3)	$4,000	$ 3,811,236
Series 2023-20A, Class DR, 7.072%, (3 mo. SOFR + 3.40%), 4/15/38(2)(3)	3,500	3,445,750
Series 2023-21A, Class D1R, 6.418%, (3 mo. SOFR + 2.75%), 10/18/38(2)(3)	3,000	2,928,675
Series 2024-22A, Class D, 7.972%, (3 mo. SOFR + 4.30%), 4/15/37(2)(3)	3,000	3,005,178
Cajun Global LLC, Series 2025-2A, Class A2, 5.912%, 11/20/55(2)	12,375	12,316,810
Castlelake Aircraft Structured Trust:
Series 2019-1A, Class A, 3.967%, 4/15/39(2)	1,964	1,944,762
Series 2025-1A, Class C, 7.75%, 2/15/50(2)	9,401	9,381,074
Series 2025-2A, Class B, 6.303%, 8/15/50(2)	2,948	2,960,563
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(2)	9,055	9,078,157
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(2)(4)	2,800	1,984,697
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(2)	3,134	3,020,399
DataBank Issuer LLC, Series 2026-1A, Class A2, 5.811%, 2/25/56(2)	7,355	7,324,814
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(2)	992	973,481
Diamond Issuer LLC, Series 2021-1A, Class B, 2.701%, 11/20/51(2)	1,000	969,851
Eldridge CLO Ltd.:
Series 2025-2A, Class D1, 6.486%, (3 mo. SOFR + 2.85%), 1/20/39(2)(3)	2,000	1,970,162
Series 2026-3A, Class D1A, 6.669%, (3 mo. SOFR + 2.95%), 3/31/38(2)(3)	3,000	2,975,664
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.518%, (3 mo. SOFR + 2.85%), 10/18/37(2)(3)	2,500	2,463,655
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.018%, (3 mo. SOFR + 4.35%), 7/18/37(2)(3)	1,000	992,665
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 7.468%, (3 mo. SOFR + 3.80%), 4/20/37(2)(3)	2,500	2,503,735
Empower CLO Ltd., Series 2024-1A, Class D1, 7.418%, (3 mo. SOFR + 3.75%), 4/25/37(2)(3)	3,000	2,976,846
Falcon Aerospace Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(2)	485	483,499
Series 2019-1, Class B, 4.791%, 9/15/39(2)	501	499,270
FIGRE Trust, Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(2)(5)	9,000	9,039,610
FirstKey Homes Trust:
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(2)	3,615	3,584,731
Series 2021-SFR1, Class G, 3.835%, 8/17/38(2)	4,949	4,901,160
Series 2021-SFR2, Class G, 3.406%, 9/17/38(2)	4,000	3,938,128

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
FirstKey Homes Trust: (continued)
Series 2021-SFR3, Class G, 3.981%, 12/17/38(2)	$4,000	$ 3,905,918
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(2)	9,220	9,180,493
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(2)(6)	2,285	2,195,282
Series 2021-GT2, Class A, 3.85%, 10/25/26(2)(6)	1,690	1,627,492
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 6.872%, (3 mo. SOFR + 3.20%), 7/15/38(2)(3)	2,350	2,348,261
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.218%, (3 mo. SOFR + 3.55%), 4/20/37(2)(3)	1,500	1,488,119
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(2)	6,558	6,655,130
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.668%, (3 mo. SOFR + 4.00%), 4/25/37(2)(3)	3,000	2,987,982
Goto Foods Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(2)	2,281	2,271,050
Series 2022-1, Class A2, 7.206%, 7/30/52(2)	2,176	2,187,093
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 6.922%, (3 mo. SOFR + 3.25%), 10/15/37(2)(3)	2,500	2,470,447
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(2)	6,715	6,619,098
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(2)	530	526,245
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(2)	6,938	6,888,480
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.523%, (1 mo. SOFR + 2.85%), 5/16/30(2)(3)	5,030	4,995,940
Series 2025-GT1, Class B, 7.223%, (1 mo. SOFR + 3.55%), 5/16/30(2)(3)	3,962	3,957,714
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(2)	4,131	2,608,967
Series 2020-3GS, Class C, 3.50%, 12/20/47(2)	3,488	2,094,857
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(2)	263	261,336
Series 2020-1A, Class C, 6.413%, 2/15/45(2)	8	8,419
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(2)	4,787	4,551,116
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.818%, (3 mo. SOFR + 3.15%), 7/18/37(2)(3)	2,500	2,374,795
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.822%, (3 mo. SOFR + 4.15%), 7/15/36(2)(3)	1,000	989,676
Series 2019-22A, Class DRR, 6.572%, (3 mo. SOFR + 2.90%), 7/15/36(2)(3)	2,000	1,998,000
Security	Principal Amount (000's omitted)	Value
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, to 4/25/26, 9/25/54(2)(5)	$4,909	$ 4,918,703
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(2)	934	834,405
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(2)	72	71,528
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(2)	2,464	2,453,245
Series 2024-1, Class B, 6.09%, 8/15/49(2)	2,913	2,903,840
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(2)	3,815	3,659,497
Series 2022-1A, Class A2, 3.695%, 1/30/52(2)	6,144	5,797,220
Series 2023-1A, Class A2, 7.308%, 1/30/53(2)	4,981	5,001,122
New Mountain CLO 3 Ltd., Series CLO-3A, Class D1R, 6.618%, (3 mo. SOFR + 2.95%), 10/20/38(2)(3)	4,000	3,974,480
NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.545%, 3/25/32(2)	2,149	2,166,127
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, 11/25/31(2)	5,240	5,269,063
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(2)	159	157,898
Series 2021-GNT1, Class A, 3.474%, 11/25/26(2)	1,078	1,063,985
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 8.368%, (3 mo. SOFR + 4.70%), 7/20/37(2)(3)	2,000	2,003,146
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 8.068%, (3 mo. SOFR + 4.40%), 10/20/37(2)(3)	1,500	1,501,686
Series 2024-32A, Class D1, 7.421%, (3 mo. SOFR + 3.75%), 4/23/37(2)(3)	3,000	3,005,049
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(2)	934	918,098
Series 2021-C, Class C, 3.61%, 10/8/31(2)	2,355	2,328,992
Orion CLO Ltd., Series 2023-1A, Class D1R, 6.568%, (3 mo. SOFR + 2.90%), 10/25/38(2)(3)	2,000	1,960,566
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(2)	293	290,166
Series 2021-5, Class C, 3.93%, 8/15/29(2)	678	672,482
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(2)	1,323	1,138,654
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 7.568%, (3 mo. SOFR + 3.90%), 4/18/37(2)(3)	3,000	2,938,032
Phantom Aviation, Series 2026-1, Class B, 6.027%, 1/15/51(2)	1,993	1,964,008
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B, 4.948%, 6/15/44(2)	378	376,540
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(2)	2,288	2,182,564

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Planet Fitness Master Issuer LLC: (continued)
Series 2024-1A, Class A2I, 5.765%, 6/5/54(2)	$6,009	$ 6,050,852
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.879%, (1 mo. SOFR + 3.20%), 3/25/29(2)(3)	5,070	5,085,201
Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(2)(3)	7,920	7,940,986
Progress Residential Trust, Series 2022-SFR1, Class H, 5.25%, 2/17/41(2)	2,693	2,610,839
Research-Driven Pagaya Motor Trust, Series 2025-6A, Class A3, 5.013%, 8/25/34(2)	7,150	7,147,236
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(2)	4,877	3,516,583
Series 2025-1A, Class B, 5.727%, 8/15/50(2)	5,610	5,442,184
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(2)	628	598,057
Series 2020-1, Class A2II, 3.337%, 1/30/51(2)	4,581	4,078,497
Series 2021-1, Class A2I, 2.865%, 7/30/51(2)	4,966	4,649,955
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(2)	8,484	8,414,913
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(2)	3,695	3,660,695
STAR Trust:
Series 2021-SFR1, Class G, 6.988%, (1 mo. SOFR + 3.314%), 4/17/38(2)(3)	4,844	4,844,726
Series 2021-SFR1, Class H, 8.238%, (1 mo. SOFR + 4.564%), 4/17/38(2)(3)	1,600	1,600,552
Series 2021-SFR2, Class F, 6.637%, (1 mo. SOFR + 2.964%), 1/17/39(2)(3)	1,756	1,757,866
Series 2024-SFR4, Class D, 6.623%, (1 mo. SOFR + 2.95%), 10/17/41(2)(3)	2,405	2,416,507
Series 2025-SFR5, Class D, 6.123%, (1 mo. SOFR + 2.45%), 2/17/42(2)(3)	5,000	4,991,241
Series 2025-SFR6, Class D, 6.073%, (1 mo. SOFR + 2.40%), 8/17/42(2)(3)	7,350	7,357,577
Series 2026-SFR7, Class A, 5.078%, (1 mo. SOFR + 1.40%), 5/17/43(2)(7)	5,180	5,190,550
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(2)	6,976	6,897,941
Series 2024-3A, Class A2II, 5.566%, 7/30/54(2)	5,253	5,187,696
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(2)	787	677,391
Series 2021-B, Class B, 2.01%, 7/20/48(2)	1,055	704,933
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(2)	1,185	902,858
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(2)	2,276	1,168,865
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(2)	6,849	5,861,962
U.S. Bank NA, Series 2026-RVM1, Class D, 7.056%, 12/25/46(2)	10,179	10,151,720
Security	Principal Amount (000's omitted)	Value
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(2)	$8,068	$ 9,221,291
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(2)	3,088	2,950,198
Series 2021-1A, Class A2, 2.165%, 10/15/46(2)	3,858	3,793,264
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(2)	2,581	2,649,930
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(2)	5,000	4,831,520
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(2)	1,244	1,207,800
Series 2020-A, Class C, 6.657%, 3/15/45(2)	218	215,632
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(2)	670	685,191
Total Asset-Backed Securities (identified cost $422,557,449)		$ 423,276,779

Collateralized Mortgage Obligations — 3.2%
Security	Principal Amount (000's omitted)	Value
Brean Asset-Backed Securities Trust:
Series 2023-SRM1, Class M4, 4.00%, 9/25/63(2)	$2,762	$ 2,343,485
Series 2023-SRM1, Class M5, 4.00%, 9/25/63(2)	2,762	2,084,233
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(2)(5)	1,703	1,669,373
CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34(2)(6)	700	675,760
Champs Trust:
Series 2024-1, Class A, 8.888%, 7/25/59(2)(6)	2,813	2,872,928
Series 2024-2, Class A, 8.892%, 11/25/59(2)(6)	1,967	2,020,605
Series 2024-3, Class A, 9.05%, 1/25/60(2)(6)	4,499	4,629,290
Series 2025-2, Class A, 7.721%, 10/25/60(2)(6)	9,829	10,082,982
EFMT, Series 2024-RM3, Class A1A, 5.00%, 12/25/54(2)	1,631	1,594,868
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	271	278,154
Series 5402, Class BZ, 6.00%, 4/25/54	1,285	1,320,263
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(3)	6,317	6,360,037
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA2, Class B1, 7.062%, (30-day SOFR Average + 3.40%), 8/25/33(2)(3)	2,165	2,375,021
Series 2021-DNA2, Class B2, 9.662%, (30-day SOFR Average + 6.00%), 8/25/33(2)(3)	4,490	5,538,594

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2021-DNA7, Class B2, 11.462%, (30-day SOFR Average + 7.80%), 11/25/41(2)(3)	$2,990	$ 3,107,348
Series 2021-HQA3, Class B2, 9.912%, (30-day SOFR Average + 6.25%), 9/25/41(2)(3)	2,800	2,856,743
Series 2022-DNA2, Class B2, 12.162%, (30-day SOFR Average + 8.50%), 2/25/42(2)(3)	7,700	8,120,041
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.126%, (30-day SOFR Average + 4.464%), 7/25/31(2)(3)	1,066	1,125,074
Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(2)(3)	6,117	6,189,761
Series 2019-R07, Class 1B1, 7.176%, (30-day SOFR Average + 3.514%), 10/25/39(2)(3)	2,349	2,380,459
Series 2020-R02, Class 2B1, 6.776%, (30-day SOFR Average + 3.114%), 1/25/40(2)(3)	1,612	1,637,123
Series 2021-R01, Class 1B2, 9.662%, (30-day SOFR Average + 6.00%), 10/25/41(2)(3)	1,995	2,039,620
Series 2021-R02, Class 2B1, 6.962%, (30-day SOFR Average + 3.30%), 11/25/41(2)(3)	584	592,287
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,035,331
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,088,774
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,230,178
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,230,175
Series 2023-102, Class SG, 8.858%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(8)	955	1,016,296
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,863,487
Series 2023-133, Class S, 10.581%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(8)	1,866	2,077,205
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,636,076
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,847,620
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,100,861
Series 2024-46, Class AL, 6.00%, 3/20/54	1,605	1,658,102
Home Re Ltd., Series 2021-2, Class B1, 7.812%, (30-day SOFR Average + 4.15%), 1/25/34(2)(3)	3,670	3,751,437
ICAP Trust, Series 2025-RTL1, Class A1, 6.472%, 7/25/30(2)(5)	5,000	5,045,826
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 5.373%, (30-day SOFR Average + 1.70%), 3/20/54(2)(3)	1,469	1,472,757
JPM Lending Facility, 10.665%, (SOFR + 7.00%), 7/15/29(3)	1,650	1,657,329
LoanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.429%, (1 mo. SOFR + 2.75%), 12/19/30(2)(3)	3,637	3,639,052
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(2)(3)	7,561	7,574,527
Security	Principal Amount (000's omitted)	Value
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(2)(6)	$5,058	$ 5,099,184
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(2)(6)	5,349	5,392,121
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 9/25/29(2)(6)	4,400	4,432,144
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(2)	1,384	1,097,474
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(2)(5)	13	12,987
Total Collateralized Mortgage Obligations (identified cost $129,522,505)		$ 130,852,992

Commercial Mortgage-Backed Securities — 6.5%
Security	Principal Amount (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.015%, 12/10/41(2)(6)	$11,508	$ 11,863,770
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.72%, 11/5/32(2)(6)	7,255	6,612,504
Series 2019-BPR, Class FNM, 3.72%, 11/5/32(2)(6)	7,215	6,437,771
BAMLL Trust:
Series 2024-BHP, Class A, 6.023%, (1 mo. SOFR + 2.35%), 8/15/39(2)(3)	5,864	5,875,111
Series 2024-BHP, Class C, 7.273%, (1 mo. SOFR + 3.60%), 8/15/39(2)(3)	1,700	1,690,308
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.545%, 2/15/50(2)(6)	3,500	2,619,631
BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 6.423%, (1 mo. SOFR + 2.75%), 11/15/42(2)(3)	6,035	6,036,298
BFLD Trust, Series 2025-FPM, Class B, 5.22%, 10/10/40(2)(6)	7,975	8,030,697
BX Trust, Series 2025-GW, Class E, 7.323%, (1 mo. SOFR + 3.65%), 7/15/42(2)(3)	10,900	10,914,953
Caister Finance DAC, Series 1A, Class C, 6.585%, (SONIA + 2.84%), 8/17/35(2)(3)	5,773	7,643,621
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.052%, 1/10/48(2)(6)	902	876,084
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.472%, 8/10/50(2)(6)	2,748	2,661,329
Series 2015-CR22, Class D, 3.692%, 3/10/48(2)(6)	2,324	1,849,323

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CSMC Trust:
Series 2016-NXSR, Class D, 4.417%, 12/15/49(2)(6)	$2,000	$ 1,821,359
Series 2021-BPNY, Class A, 7.502%, (1 mo. SOFR + 3.829%), 8/15/26(2)(3)	11,987	11,771,666
Series 2022-CNTR, Class A, 7.617%, (1 mo. SOFR + 3.944%), 1/9/25(2)(3)	1,931	207,567
DBC Mortgage Trust, Series 2025-DBC, Class C, 5.723%, (1 mo. SOFR + 2.05%), 11/15/42(2)(3)	3,750	3,743,950
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.338%, 8/10/42(2)(6)	7,587	7,768,460
Extended Stay America Trust:
Series 2025-ESH, Class E, 7.023%, (1 mo. SOFR + 3.35%), 10/15/42(2)(3)	5,358	5,381,330
Series 2025-ESH, Class F, 7.773%, (1 mo. SOFR + 4.10%), 10/15/42(2)(3)	3,066	3,081,195
Series 2026-ESH2, Class E, 6.573%, (1 mo. SOFR + 2.90%), 2/15/43(2)(3)	6,538	6,571,627
Series 2026-ESH2, Class F, 7.423%, (1 mo. SOFR + 3.75%), 2/15/43(2)(3)	3,864	3,877,734
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class B, 5.523%, (1 mo. SOFR + 1.85%), 12/15/39(2)(3)	2,545	2,548,918
Series 2024-FBLU, Class D, 6.273%, (1 mo. SOFR + 2.60%), 12/15/39(2)(3)	7,000	7,031,808
Series 2024-FBLU, Class F, 7.923%, (1 mo. SOFR + 4.25%), 12/15/39(2)(3)	5,490	5,524,611
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(2)	2,143	2,164,121
Great Wolf Trust:
Series 2024-WOLF, Class D, 6.563%, (1 mo. SOFR + 2.89%), 3/15/39(2)(3)	917	920,731
Series 2024-WOLF, Class F, 8.111%, (1 mo. SOFR + 4.438%), 3/15/39(2)(3)	10,029	10,081,945
GWT Trust, Series 2024-WLF2, Class D, 6.612%, (1 mo. SOFR + 2.939%), 5/15/41(2)(3)	5,387	5,414,274
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.213%, (1 mo. SOFR + 2.54%), 6/15/41(2)(3)	612	613,227
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.403%, 1/13/40(2)(6)	1,750	1,754,021
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.013%, (1 mo. SOFR + 2.341%), 9/15/41(2)(3)	1,377	1,379,467
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 5.923%, (1 mo. SOFR + 2.25%), 3/15/42(2)(3)	2,668	2,668,296
Series 2025-STAY, Class D, 6.523%, (1 mo. SOFR + 2.85%), 3/15/42(2)(3)	3,981	3,980,808
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.514%, 9/15/47(2)(6)	515	348,969
Security	Principal Amount (000's omitted)	Value
JPMBB Commercial Mortgage Securities Trust: (continued)
Series 2014-C23, Class D, 4.037%, 9/15/47(2)(6)	$3,000	$ 2,751,855
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	1,384	58,099
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.578%, 2/10/43(2)(6)	12,660	12,272,950
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.737%, 5/15/49(6)(9)	4,199	3,878,581
Series 2016-C29, Class D, 3.00%, 5/15/49(2)(9)	3,048	2,653,203
Series 2016-C32, Class D, 3.396%, 12/15/49(2)(6)(9)	5,000	4,409,326
NYC Commercial Mortgage Trust, Series 2025-3BP, Class E, 7.212%, (1 mo. SOFR + 3.539%), 2/15/42(2)(3)	4,300	4,314,290
ORL Trust, Series 2024-GLKS, Class F, 8.111%, (1 mo. SOFR + 4.438%), 12/15/39(2)(3)	7,980	8,016,408
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(2)(6)	4,062	4,166,580
PNW Trust, Series 2026-ARTE, Class A, 5.386%, (1 mo. SOFR + 1.711%), 4/15/29(2)(7)	6,210	6,204,068
SHR Trust, Series 2024-LXRY, Class A, 5.623%, (1 mo. SOFR + 1.95%), 10/15/41(2)(3)	7,500	7,502,482
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, 6.373%, (1 mo. SOFR + 2.70%), 1/15/39(2)(3)	9,350	9,320,435
TX Trust, Series 2024-HOU, Class E, 8.06%, (1 mo. SOFR + 4.387%), 6/15/39(2)(3)	5,596	5,630,526
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(2)(5)	7,004	6,977,152
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	5,079,180
Series 2016-C35, Class D, 3.142%, 7/15/48(2)	2,150	2,053,585
Series 2016-C36, Class D, 2.942%, 11/15/59(2)	6,000	4,457,079
Series 2025-1918, Class B, 5.612%, 9/15/40(2)(6)	2,450	2,426,395
Series 2025-1918, Class C, 6.246%, 9/15/40(2)(6)	2,605	2,578,776
Series 2026-1250B, Class C, 5.588%, 3/10/41(2)(6)	5,559	5,497,043
Willowbrook Mall, Series 2025-WBRK, Class E, 6.075%, 3/5/35(2)(6)	3,600	3,429,242
Total Commercial Mortgage-Backed Securities (identified cost $268,700,389)		$ 265,444,739

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.0%†
Security	Shares	Value
Energy — 0.0%†
Enviva LLC(10)(11)	79,374	$ 1,488,263
		$ 1,488,263
Oil, Gas & Consumable Fuels — 0.0%†
Frontera Energy Corp.	324	$ 3,144
		$ 3,144
Total Common Stocks (identified cost $560,380)		$ 1,491,407

Convertible Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Banks — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	$850	$ 853,485
		$ 853,485
Biotechnology — 0.1%
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(2)	$900	$ 835,887
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(2)	900	939,937
		$ 1,775,824
Commercial Services — 0.0%†
Shift4 Payments, Inc., 0.50%, 8/1/27	$800	$ 753,000
		$ 753,000
Computers — 0.0%†
Parsons Corp., 2.625%, 3/1/29	$840	$ 828,660
Zscaler, Inc., 0.00%, 7/15/28(2)	900	819,807
		$ 1,648,467
Electric — 0.1%
PPL Capital Funding, Inc., 2.875%, 3/15/28	$850	$ 996,837
Southern Co., 3.25%, 6/15/28(2)	1,000	1,018,649
		$ 2,015,486
Electronics — 0.0%†
Avnet, Inc., 1.75%, 9/1/30(2)	$1,000	$ 1,086,000
		$ 1,086,000
Security	Principal Amount (000's omitted)	Value
Healthcare Products — 0.0%†
Exact Sciences Corp., 1.75%, 4/15/31(2)	$600	$ 754,440
		$ 754,440
Internet — 0.1%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$800	$ 1,111,000
Baidu, Inc., 0.00%, 3/12/32(12)	1,000	914,500
JD.com, Inc., 0.25%, 6/1/29	800	797,600
		$ 2,823,100
Lodging — 0.0%†
Wynn Macau Ltd., 4.50%, 3/7/29(2)	$850	$ 848,300
		$ 848,300
Media — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$600	$ 693,600
		$ 693,600
Oil and Gas — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(2)	$950	$ 944,063
		$ 944,063
Pharmaceuticals — 0.1%
Jazz Investments I Ltd., 3.125%, 9/15/30	$895	$ 1,269,557
Zoetis, Inc., 0.25%, 6/15/29(2)	900	895,500
		$ 2,165,057
Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, 1.875%, 11/15/29(2)	$845	$ 896,655
Federal Realty OP LP, 3.25%, 1/15/29(2)	850	870,895
		$ 1,767,550
Retail — 0.0%†
Anllian Capital 2 Ltd., 0.00%, 12/5/29(12)	$800	$ 901,123
		$ 901,123
Semiconductors — 0.0%†
ON Semiconductor Corp., 0.50%, 3/1/29	$900	$ 882,000
		$ 882,000
Software — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$900	$ 1,030,095

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Software (continued)
Cloudflare, Inc., 0.00%, 6/15/30(2)	$900	$ 1,022,178
Datadog, Inc., 0.00%, 12/1/29(2)	900	873,225
		$ 2,925,498
Total Convertible Bonds (identified cost $22,112,028)		$ 22,836,993

Corporate Bonds — 23.7%
Security	Principal Amount (000's omitted)	Value
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(2)	$5,450	$ 5,707,284
		$ 5,707,284
Aerospace & Defense — 0.2%
Boeing Co.:
5.805%, 5/1/50	$5,623	$ 5,439,353
5.93%, 5/1/60	1,756	1,687,014
		$ 7,126,367
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(2)	$219	$ 219,052
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(2)	2,762	2,735,113
		$ 2,954,165
Auto Manufacturers — 0.7%
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	$15,849	$ 9,787,239
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(2)	5,568	5,697,205
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	1,020	1,015,025
5.73%, 9/5/30	1,325	1,324,208
6.054%, 11/5/31	1,915	1,924,396
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(2)	7,705	7,594,267
		$ 27,342,340
Banks — 5.7%
African Export-Import Bank, 3.994%, 9/21/29(12)	$2,200	$ 2,051,600
Banco Mercantil del Norte SA, 8.375% to 5/20/31(2)(13)(14)	8,225	8,461,469
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Banco Santander SA, 9.625% to 11/21/28(13)(14)	$3,200	$ 3,448,610
Bank of America Corp.:
5.511% to 1/24/35, 1/24/36(14)	450	459,061
5.872% to 9/15/33, 9/15/34(14)	4,413	4,622,514
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(14)	10,474	10,763,658
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(14)	15,060	15,778,964
Barclays PLC, 8.00% to 3/15/29(13)(14)	7,260	7,516,197
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(2)(14)	7,145	6,948,977
7.625% to 2/11/30, 2/11/35(2)(14)	2,691	2,785,185
8.125% to 1/8/34, 1/8/39(2)(14)	4,440	4,678,836
8.45% to 6/29/33, 6/29/38(2)(14)	6,461	6,951,713
BNP Paribas SA, 7.75% to 8/16/29(2)(13)(14)	8,000	8,259,224
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(14)	12,262	12,401,284
Deutsche Bank AG, 8.13% to 4/30/30(12)(13)(14)	7,400	7,627,577
ING Groep NV, 8.00% to 5/16/30(12)(13)(14)	4,680	4,933,155
JPMorgan Chase & Co.:
4.347% to 1/22/31, 1/22/32(14)	4,306	4,246,142
4.898% to 1/22/36, 1/22/37(14)	4,955	4,850,378
Nykredit Realkredit AS:
3.50%, 4/1/53(12)	222,226	32,869,143
3.50%, 10/1/56(12)	294,813	43,079,272
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28	4,724	4,778,548
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(14)	4,054	4,134,384
Societe Generale SA, 10.00% to 11/14/28(2)(13)(14)	4,620	4,992,629
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(14)	3,393	3,387,500
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(14)	7,227	7,460,222
UBS Group AG, 9.25% to 11/13/28(2)(13)(14)	4,910	5,236,295
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(2)(14)	975	973,619
5.861% to 6/19/27, 6/19/32(2)(14)	5,038	5,069,927
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(14)	4,989	4,465,203
		$ 233,231,286
Building Materials — 0.1%
Masterbrand, Inc., 7.00%, 7/15/32(2)	$6,198	$ 6,060,797
		$ 6,060,797

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Commercial Banks — 0.2%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(2)	$7,660	$ 7,541,577
		$ 7,541,577
Commercial Services — 0.2%
Allied Universal Holdco LLC, 7.875%, 2/15/31(2)	$3,256	$ 3,359,817
NESCO Holdings II, Inc., 5.50%, 4/15/29(2)	6,365	6,230,719
		$ 9,590,536
Computers — 0.1%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(2)	$4,376	$ 4,867,350
		$ 4,867,350
Diversified Financial Services — 6.3%
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(14)	$5,050	$ 4,963,433
Alpha Holding SA de CV, 9.00%, 2/10/25(2)(15)	2,946	22,095
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(13)(14)	1,431	1,416,082
Apollo Global Management, Inc., 5.70%, 3/30/36	5,653	5,660,964
Azorra Finance Ltd., 7.75%, 4/15/30(2)	4,785	4,932,455
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31	12,777	12,204,082
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	1,424	1,419,290
6.65%, 3/15/31	2,076	2,049,016
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	1,630	1,593,579
6.077%, 9/15/55	603	596,330
CI Financial Corp.:
3.20%, 12/17/30	3,937	3,505,548
7.50%, 5/30/29(2)	14,118	14,822,905
Citadel LP, 6.375%, 1/23/32(2)	4,837	5,016,170
Citadel Securities Global Holdings LLC:
5.125%, 1/27/32(2)	1,489	1,477,930
6.20%, 6/18/35(2)	3,800	3,890,158
Enact Holdings, Inc., 6.25%, 5/28/29	9,325	9,601,264
Focus Financial Partners LLC, 6.75%, 9/15/31(2)	3,266	3,246,719
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34	17,159	17,283,651
8.00% to 3/1/31, 6/1/56(14)	5,408	5,597,615
Jefferies Financial Group, Inc.:
5.50%, 2/15/36	6,955	6,679,461
6.20%, 4/14/34	4,547	4,639,572
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Jyske Realkredit AS, 3.50%, 10/1/56	$43,675	$ 6,370,464
LPL Holdings, Inc.:
4.00%, 3/15/29(2)	3,475	3,376,909
4.375%, 5/15/31(2)	3,340	3,199,016
5.75%, 6/15/35	7,065	7,040,399
Marex Group PLC, 6.404%, 11/4/29	12,284	12,656,400
Midcap Financial Issuer Trust:
5.37%, 4/15/29(2)	6,940	6,856,095
5.822%, 1/15/31(2)(3)	6,385	6,416,414
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	15,662	2,306,788
3.50%, 10/1/56	165,569	24,072,182
3.50%, 10/1/56	7,339	1,051,575
Nuveen LLC, 5.85%, 4/15/34(2)	4,063	4,199,343
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	2,024	2,029,884
8.40%, 11/14/28	3,770	3,947,702
Raymond James Financial, Inc.:
4.90%, 9/11/35	543	529,001
5.65%, 9/11/55	2,902	2,749,656
Realkredit Danmark AS, 3.50%, 10/1/56(12)	280,772	40,799,422
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(2)	4,805	4,436,279
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(2)	9,300	9,136,545
UWM Holdings LLC, 6.25%, 3/15/31(2)	8,606	7,844,588
		$ 259,636,981
Electric — 1.0%
Alpha Generation LLC, 6.75%, 10/15/32(2)	$6,000	$ 6,092,176
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(14)	6,896	6,816,730
Cometa Energia SA de CV, 6.375%, 4/24/35(12)	1,228	1,249,505
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(14)	4,056	4,032,909
Minejesa Capital BV, 4.625%, 8/10/30(12)	1,363	1,349,299
Vistra Operations Co. LLC, 5.70%, 12/30/34(2)	7,109	7,157,291
VoltaGrid LLC, 7.375%, 11/1/30(2)	5,315	5,491,825
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(2)	6,650	7,029,676
		$ 39,219,411
Electronics — 0.2%
TD SYNNEX Corp., 5.30%, 10/10/35	$9,449	$ 9,159,536
		$ 9,159,536

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 4.75%, 1/15/30(2)	$4,319	$ 4,138,894
		$ 4,138,894
Engineering and Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(2)	$4,500	$ 3,857,070
		$ 3,857,070
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(2)	$3,970	$ 4,066,908
Voyager Parent LLC, 9.25%, 7/1/32(2)	7,530	7,822,457
		$ 11,889,365
Environmental Control — 0.1%
Reworld Holding Corp., 4.875%, 12/1/29(2)	$3,760	$ 3,528,425
		$ 3,528,425
Foods — 0.1%
Smithfield Foods, Inc., 5.20%, 4/1/29(2)	$4,400	$ 4,441,220
		$ 4,441,220
Healthcare Services — 0.6%
Centene Corp.:
2.50%, 3/1/31	$11,789	$ 9,899,733
3.375%, 2/15/30	990	894,918
Global Medical Response, Inc., 7.375%, 10/1/32(2)	3,466	3,602,197
LifePoint Health, Inc.:
9.875%, 8/15/30(2)	2,000	2,117,524
10.00%, 6/1/32(2)	3,900	3,987,673
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(2)	2,822	2,729,716
		$ 23,231,761
Holding Company - Diversified — 0.1%
Inversiones La Construccion SA, 4.75%, 2/7/32(12)	$2,250	$ 2,126,138
		$ 2,126,138
Insurance — 3.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(2)	$8,030	$ 8,102,447
American International Group, Inc., 5.45%, 5/7/35	221	225,526
American National Group, Inc.:
6.00%, 7/15/35	1,416	1,381,454
6.144%, 6/13/32(2)	5,584	5,710,470
7.00% to 12/1/30, 12/1/55(14)	5,997	5,691,975
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(12)(14)	$2,860	$ 3,808,849
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(2)	7,780	8,077,880
Athene Global Funding, 2.646%, 10/4/31(2)	1,826	1,584,575
Athene Holding Ltd., 6.625%, 5/19/55	13,806	13,314,544
Belrose Funding Trust II, 6.792%, 5/15/55(2)	11,735	11,789,037
Essent Group Ltd., 6.25%, 7/1/29	1,739	1,799,860
Fortitude Group Holdings LLC, 6.25%, 4/1/30(2)	3,413	3,477,539
Global Atlantic Fin Co.:
3.125%, 6/15/31(2)	5,347	4,689,115
6.75%, 3/15/54(2)	7,950	7,413,056
7.25% to 3/1/31, 3/1/56(2)(14)	5,555	5,240,766
7.95%, 6/15/33(2)	5,499	5,903,090
7.95% to 7/15/29, 10/15/54(2)(14)	8,405	8,100,293
Intact Financial Corp., 5.459%, 9/22/32(2)	900	916,297
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(14)	17,520	17,118,847
Marsh & McLennan Cos., Inc.:
4.95%, 3/15/36	1,123	1,112,982
5.00%, 3/15/35	490	488,174
Panther Escrow Issuer LLC, 7.125%, 6/1/31(2)	7,933	7,963,653
Willis North America, Inc., 5.15%, 3/15/36	1,032	1,005,650
		$ 124,916,079
Iron & Steel — 0.2%
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(2)	$8,140	$ 7,969,793
		$ 7,969,793
Leisure Time — 0.1%
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(2)(16)	$2,108	$ 2,246,688
NCL Finance Ltd., 6.125%, 3/15/28(2)	800	807,270
		$ 3,053,958
Lodging — 0.2%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$3,696	$ 3,799,694
6.00%, 6/14/30	4,250	4,373,432
		$ 8,173,126
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$3,175	$ 2,041,024

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital: (continued)
4.80%, 3/1/50	$8,287	$ 6,131,199
5.375%, 5/1/47	2,950	2,376,170
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(2)	390	398,388
8.00%, 8/1/29(2)	5,300	5,295,900
		$ 16,242,681
Mining — 0.2%
First Quantum Minerals Ltd., 8.00%, 3/1/33(2)	$5,950	$ 6,209,438
		$ 6,209,438
Miscellaneous Manufacturing — 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(2)	$3,970	$ 4,109,287
		$ 4,109,287
Oil and Gas — 0.5%
Occidental Petroleum Corp., 5.375%, 1/1/32	$9,700	$ 9,851,104
Raizen Fuels Finance SA, 5.70%, 1/17/35(2)	6,109	3,349,259
Sunoco LP, 7.875% to 9/18/30(2)(13)(14)	8,100	8,276,467
		$ 21,476,830
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(2)	$1,500	$ 1,400,931
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(2)	6,085	5,381,113
		$ 6,782,044
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(14)	$5,500	$ 5,824,060
		$ 5,824,060
Private Equity — 0.3%
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(14)	$8,515	$ 8,160,027
KKR & Co., Inc., 5.10%, 8/7/35	4,870	4,713,347
		$ 12,873,374
Real Estate Investment Trusts (REITs) — 0.3%
EPR Properties:
3.60%, 11/15/31	$2,509	$ 2,278,678
4.75%, 11/15/30	657	641,540
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties: (continued)
4.95%, 4/15/28	$3,132	$ 3,128,423
Newmark Group, Inc., 7.50%, 1/12/29	6,625	6,949,327
		$ 12,997,968
Retail — 0.3%
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(2)	$7,991	$ 8,035,870
Sonic Automotive, Inc., 4.625%, 11/15/29(2)	5,840	5,664,850
		$ 13,700,720
Semiconductors — 0.1%
Qorvo, Inc., 3.375%, 4/1/31(2)	$6,550	$ 5,928,643
		$ 5,928,643
Software — 0.6%
Cloud Software Group, Inc., 9.00%, 9/30/29(2)	$5,200	$ 5,021,269
Oracle Corp.:
3.60%, 4/1/50	10,196	6,160,240
3.95%, 3/25/51	2,928	1,856,564
6.00%, 8/3/55	5,403	4,534,111
6.55%, 2/4/46	3,165	2,954,843
6.70%, 2/4/56	4,190	3,891,786
		$ 24,418,813
Telecommunications — 0.6%
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(14)	$13,345	$ 13,215,651
6.625% to 3/9/36, 6/9/56(14)	6,245	6,090,057
Zegona Finance PLC, 8.625%, 7/15/29(2)	4,538	4,767,568
		$ 24,073,276
Transportation — 0.1%
Seaspan Corp., 5.50%, 8/1/29(2)	$4,657	$ 4,367,837
		$ 4,367,837
Total Corporate Bonds (identified cost $979,099,548)		$ 968,768,430

Exchange-Traded Funds — 0.9%
Security	Shares	Value
Fixed-Income Funds — 0.9%
Eaton Vance Floating-Rate ETF(1)	176,186	$ 8,488,641

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Fixed-Income Funds (continued)
Eaton Vance Short Duration Income ETF(1)	410,000	$ 20,885,400
Eaton Vance Ultra-Short Income ETF(1)	140,000	7,105,840
Total Exchange-Traded Funds (identified cost $36,794,736)		$ 36,479,881

Preferred Stocks — 0.3%
Security	Shares	Value
Electric Utilities — 0.0%†
PG&E Corp., Series A, 6.00%	18,000	$ 773,820
		$ 773,820
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,481,941
Series A2, 6.375%	74,772	1,111,112
		$ 3,593,053
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	391,658	$ 9,470,291
		$ 9,470,291
Total Preferred Stocks (identified cost $17,164,083)		$ 13,837,164

Senior Floating-Rate Loans — 1.0%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.0%†
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	$1,282	$ 1,278,490
		$ 1,278,490
Financial Services — 0.0%†
CPI Holdco B LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$1,724	$ 1,714,545
		$ 1,714,545
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$3,430	$ 3,438,486
		$ 3,438,486
Insurance — 0.3%
AmWINS Group, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	$7,429	$ 7,388,686
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,932	2,928,415
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	3,430	3,426,695
		$ 13,743,796
IT Services — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$7,948	$ 7,814,304
		$ 7,814,304
Machinery — 0.1%
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	$1,720	$ 1,725,218
		$ 1,725,218
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 6/24/31	$1,724	$ 1,717,226
		$ 1,717,226
Software — 0.2%
Epicor Software Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	$4,724	$ 4,640,210
McAfee LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	985	882,834
Open Text Corp., Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	3,132	3,071,274
		$ 8,594,318
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$1,328	$ 1,326,178
		$ 1,326,178
Total Senior Floating-Rate Loans (identified cost $41,753,768)		$ 41,352,561

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.6%
Security	Principal Amount (000's omitted)		Value
Mexico — 0.2%
Mexico Bonos, 7.00%, 9/3/26	MXN	93,200	$ 5,198,430
Mexico Udibonos, 4.00%, 11/30/28	MXN	92,170	5,103,566
			$ 10,301,996
Romania — 0.3%
Romania Government International Bonds:
2.00%, 4/14/33(12)	EUR	4,807	$ 4,386,112
3.75%, 2/7/34(12)	EUR	8,471	8,512,724
			$ 12,898,836
South Africa — 0.1%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 3,108,893
			$ 3,108,893
Total Sovereign Government Bonds (identified cost $26,082,797)			$ 26,309,725

U.S. Government Agency Mortgage-Backed Securities — 16.9%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$31,342	$ 30,960,809
5.50%, with various maturities to 2055	183,839	184,905,829
Federal National Mortgage Association:
2.00%, 4/1/51	830	685,132
5.50%, with various maturities to 2055	94,296	94,861,869
Government National Mortgage Association II, 5.50%, 12/20/55(18)	7,692	7,752,866
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(19)	27,260	25,677,641
4.50%, 30-Year, TBA(19)	24,375	23,510,450
5.00%, 30-Year, TBA(19)	280,578	276,599,502
5.50%, 30-Year, TBA(19)	47,050	47,254,317
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $698,812,606)		$ 692,208,415

U.S. Treasury Obligations — 32.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$20,401	$ 12,858,208
1.875%, 11/15/51	81	44,522
3.00%, 11/15/45	1,682	1,271,947
3.375%, 11/15/48	74,498	58,402,358
4.50%, 2/15/36	289	294,882
4.625%, 11/15/45	165,443	159,600,794
4.625%, 2/15/46	32,429	31,266,116
U.S. Treasury Notes:
1.125%, 2/15/31	16,460	14,433,362
1.25%, 8/15/31	49,893	43,314,335
1.375%, 11/15/31	9,980	8,656,675
1.75%, 1/31/29	87	82,190
1.875%, 2/28/29	9	8,521
3.50%, 11/15/28	476,707	472,889,621
3.50%, 11/30/30	251,719	247,107,430
3.50%, 2/15/33	2,443	2,351,006
4.00%, 2/15/34	140,541	138,652,480
4.00%, 11/15/35	8,315	8,111,672
4.125%, 2/15/36	2,445	2,406,988
4.25%, 5/15/35	111,492	111,215,447
Total U.S. Treasury Obligations (identified cost $1,324,797,569)		$1,312,968,554

Miscellaneous — 0.0%
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(10)(20)	$ 3,339,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 8.9%
Affiliated Fund – 8.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(21)	350,679,540	$ 350,679,540
Total Affiliated Fund (identified cost $350,679,540)		$ 350,679,540

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities –0.2%
Security	Principal Amount (000's omitted)		Value
Egypt — 0.2%
Egypt Treasury Bills, 0.00%, 5/12/26	EGP	500,000	$ 8,947,127
Total Sovereign Government Securities (identified cost $10,368,180)			$ 8,947,127

U.S. Treasury Obligations – 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 6/4/26(18)	$3,550	$ 3,527,233
Total U.S. Treasury Obligations (identified cost $3,527,435)		$ 3,527,233
Total Short-Term Investments (identified cost $364,575,155)		$ 363,153,900
Total Investments — 107.7% (identified cost $4,442,420,658)		$4,408,935,225
Other Assets, Less Liabilities — (7.7)%		$ (315,704,687)
Net Assets — 100.0%		$4,093,230,538
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 11).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $1,219,063,843 or 29.8% of the Fund's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(4)	Principal Amount is denominated in Canadian dollars.
(5)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(7)	When-issued, variable rate security whose interest rate will be determined after March 31, 2026.
(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2026.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 11).
(10)	Non-income producing security.
(11)	Restricted security (see Note 8).
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $154,608,419 or 3.8% of the Fund's net assets.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(19)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(20)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(21)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of March 31, 2026.

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	86.7%	$3,824,341,927
Denmark	3.4	150,548,846
Canada	2.5	109,580,969
Cayman Islands	2.0	86,140,866
Mexico	0.9	41,399,776
United Kingdom	0.6	25,793,650
France	0.4	17,361,140
Romania	0.3	12,898,836
Jersey	0.2	10,399,274
Germany	0.2	9,352,795
Luxembourg	0.2	9,221,291
Egypt	0.2	8,947,127
Netherlands	0.2	8,742,004
Ireland	0.2	7,643,621
Zambia	0.1	6,209,438
Italy	0.1	6,043,546
Switzerland	0.1	5,236,295
Australia	0.1	4,465,203
Hong Kong	0.1	4,367,837
Bermuda	0.1	3,751,437
China	0.1	3,724,223
Spain	0.1	3,448,610
Brazil	0.1	3,349,259
South Africa	0.1	3,108,893
Chile	0.1	2,126,138
Supranational	0.1	2,051,600
Indonesia	0.0†	1,349,299
Macau	0.0†	848,300
Colombia	0.0†	3,144
Exchange-Traded Funds	0.8	36,479,881
Total Investments	100.0%	$4,408,935,225
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	42,790,000	USD	30,306,213	Goldman Sachs International	5/19/26	$ —	$ (801,389)
USD	29,990,655	AUD	42,790,000	Barclays Bank PLC	5/19/26	485,831	—
USD	4,416,577	EGP	230,236,169	Citibank, N.A.	6/10/26	408,684	—
BRL	185,369,434	USD	34,963,491	Citibank, N.A.	6/17/26	226,834	—
EUR	13,177,443	USD	15,358,042	JPMorgan Chase Bank, N.A.	6/17/26	—	(73,964)
KRW	10,373,711	USD	7,081	BNP Paribas	6/17/26	—	(170)

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	419,543,852	USD	23,502,396	BNP Paribas	6/17/26	$ —	$ (238,078)
USD	5,659,403	CAD	7,650,988	JPMorgan Chase Bank, N.A.	6/17/26	141,134	—
USD	156,913,811	DKK	1,009,545,797	JPMorgan Chase Bank, N.A.	6/17/26	143,974	—
USD	28,138,423	EUR	24,302,829	Barclays Bank PLC	6/17/26	—	(49,620)
USD	18,382,691	EUR	15,943,330	Barclays Bank PLC	6/17/26	—	(109,447)
USD	20,349,790	EUR	17,652,787	Citibank, N.A.	6/17/26	—	(125,090)
USD	20,071,691	EUR	17,373,740	Goldman Sachs International	6/17/26	—	(79,533)
USD	7,721,992	GBP	5,775,586	BNP Paribas	6/17/26	79,145	—
USD	3,799	HUF	1,278,680	UBS AG	6/17/26	—	(26)
						$1,485,602	$(1,477,317)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	9,633	Long	6/30/26	$1,042,094,935	$(12,726,600)
U.S. 10-Year Treasury Note	2,806	Long	6/18/26	311,597,531	(4,981,223)
U.S. Long Treasury Bond	2,465	Long	6/18/26	280,701,875	(8,237,288)
U.S. Ultra 10-Year Treasury Note	2,045	Long	6/18/26	232,139,453	(3,386,044)
Euro-Bund	(1,012)	Short	6/8/26	(146,671,244)	1,890,308
U.S. 2-Year Treasury Note	(4,039)	Short	6/30/26	(837,871,615)	6,170,427
U.S. Ultra-Long Treasury Bond	(968)	Short	6/18/26	(112,832,500)	3,573,707
					$(17,696,713)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	14,971	Receives	SOFR (pays annually)	4.06% (pays annually)	2/15/46	$221,710	$ —	$221,710
USD	15,000	Receives	SOFR (pays annually)	4.15% (pays annually)	2/15/46	34,230	—	34,230
Total						$255,940	$ —	$255,940

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V2)	$28,481	5.00% (pays quarterly)(4)	3.64%	12/20/30	$1,545,385	$(1,620,133)	$(74,748)
Total	$28,481				$1,545,385	$(1,620,133)	$(74,748)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$ 7,000	5.50% (pays monthly)(4)	5.94%	10/10/29	$(64,917)	$ —	$(64,917)
U.S. Single Family Rental	Goldman Sachs International	4,438	7.85% (pays monthly)(4)	8.13	3/18/28	34,982	3,283	38,265
Total		$11,438				$(29,935)	$3,283	$(26,652)
(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $39,919,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Unaffiliated investments, at value (identified cost $3,933,726,450)	$3,900,881,009
Affiliated investments, at value (identified cost $508,694,208)	508,054,216
Cash	6,675,468
Deposits for forward commitment securities	5,473,000
Deposits for derivatives collateral:
Futures contracts	30,752,033
Centrally cleared derivatives	4,112,381
OTC derivatives	1,580,000
Foreign currency, at value (identified cost $8,643)	8,642
Interest and dividends receivable	37,747,438
Interest and dividends receivable from affiliated investments	1,223,047
Receivable for investments sold	34,223,954
Receivable for Fund shares sold	15,565,442
Receivable for variation margin on open futures contracts	3,777,352
Receivable for variation margin on open centrally cleared swap contracts	319,741
Receivable for open forward foreign currency exchange contracts	1,485,602
Receivable for open swap contracts	38,265
Receivable from affiliates	589,916
Trustees' deferred compensation plan	31,073
Total assets	$4,552,538,579
Liabilities
Cash collateral due to broker	$330,000
Payable for investments purchased	25,412,101
Payable for when-issued/delayed delivery/forward commitment securities	415,569,540
Payable for Fund shares redeemed	14,033,032
Payable for open forward foreign currency exchange contracts	1,477,317
Payable for open swap contracts	64,917
Upfront receipts on open OTC swap contracts	3,283
Distributions payable	26,004
Payable to affiliates:
Investment adviser fee	1,368,507
Distribution and service fees	76,573
Sub-transfer agency fee	3,312
Trustees' deferred compensation plan	31,073
Accrued expenses	912,382
Total liabilities	$459,308,041
Net Assets	$4,093,230,538
Sources of Net Assets
Paid-in capital	$4,194,069,702
Accumulated loss	(100,839,164)
Net Assets	$4,093,230,538
Class A Shares
Net Assets	$196,613,501
Shares Outstanding	18,807,264
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.45
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.80

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class C Shares
Net Assets	$43,855,377
Shares Outstanding	4,197,257
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.45
Class I Shares
Net Assets	$3,436,885,765
Shares Outstanding	329,022,680
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.45
Class R6 Shares
Net Assets	$415,875,895
Shares Outstanding	39,831,978
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.44
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $27,889)	$442,565
Dividend income from affiliated investments	9,141,124
Interest income	91,858,217
Interest income from affiliated investments	248,259
Other income	9,874
Total investment income	$101,700,039
Expenses
Investment adviser fee	$7,862,001
Distribution and service fees:
Class A	226,690
Class C	215,920
Trustees’ fees and expenses	54,614
Custodian fee	377,827
Transfer and dividend disbursing agent fees	1,047,468
Legal and accounting services	171,368
Printing and postage	84,598
Registration fees	270,676
Miscellaneous	147,223
Total expenses	$10,458,385
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,486,615
Total expense reductions	$1,486,615
Net expenses	$8,971,770
Net investment income	$92,728,269
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$26,008,364
Investment transactions - affiliated investments	202,645
Futures contracts	10,098,368
Swap contracts	(635,184)
Foreign currency transactions	3,793,331
Forward foreign currency exchange contracts	1,851,555
Capital gain distributions received - affiliated investments	255,371
Net realized gain	$41,574,450
Change in unrealized appreciation (depreciation):
Investments	$(78,492,016)
Investments - affiliated investments	(637,924)
Futures contracts	(21,159,108)
Swap contracts	97,963
Foreign currency	(39,511)
Forward foreign currency exchange contracts	(532,015)
Net change in unrealized appreciation (depreciation)	$(100,762,611)
Net realized and unrealized loss	$(59,188,161)
Net increase in net assets from operations	$33,540,108

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$92,728,269	$136,705,729
Net realized gain (loss)	41,574,450	(22,134,218)
Net change in unrealized appreciation (depreciation)	(100,762,611)	43,763,685
Net increase in net assets from operations	$33,540,108	$158,335,196
Distributions to shareholders:
Class A	$(4,432,506)	$(6,902,754)
Class C	(891,219)	(1,688,283)
Class I	(80,057,318)	(121,603,465)
Class R6	(9,422,329)	(11,208,307)
Total distributions to shareholders	$(94,803,372)	$(141,402,809)
Transactions in shares of beneficial interest:
Class A	$36,005,338	$42,629,705
Class C	2,141,386	3,092,695
Class I	638,473,690	816,226,095
Class R6	121,665,913	190,873,691
Net increase in net assets from Fund share transactions	$798,286,327	$1,052,822,186
Net increase in net assets	$737,023,063	$1,069,754,573
Net Assets
At beginning of period	$3,356,207,475	$2,286,452,902
At end of period	$4,093,230,538	$3,356,207,475

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.61	$10.62	$9.83	$10.23	$12.34	$11.82
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.50	$0.54	$0.48	$0.33	$0.33
Net realized and unrealized gain (loss)	(0.15)	0.00(2)	0.80	(0.38)	(2.02)	0.57
Total income (loss) from operations	$0.10	$0.50	$1.34	$0.10	$(1.69)	$0.90
Less Distributions
From net investment income	$(0.26)	$(0.51)	$(0.55)	$(0.50)	$(0.35)	$(0.32)
From net realized gain	—	—	—	—	(0.07)	(0.06)
Total distributions	$(0.26)	$(0.51)	$(0.55)	$(0.50)	$(0.42)	$(0.38)
Net asset value — End of period	$10.45	$10.61	$10.62	$9.83	$10.23	$12.34
Total Return(3)	0.90%(4)	4.94%	14.03%	1.03%	(14.10)%	7.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196,614	$163,606	$120,365	$86,929	$86,430	$107,380
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.79%(6)	0.80%	0.85%	0.86%	0.84%	0.82%
Net expenses	0.71%(6)(7)	0.72%(7)	0.73%(7)	0.74%(7)	0.74%(7)	0.74%
Net investment income	4.74%(6)	4.77%	5.32%	4.73%	2.84%	2.70%
Portfolio Turnover	166%(4)(8)	420%(8)	372%(8)	190%(8)	118%(8)	85%(8)
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.60	$10.61	$9.82	$10.22	$12.33	$11.82
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.42	$0.47	$0.41	$0.24	$0.24
Net realized and unrealized gain (loss)	(0.14)	0.00(2)	0.80	(0.38)	(2.02)	0.56
Total income (loss) from operations	$0.07	$0.42	$1.27	$0.03	$(1.78)	$0.80
Less Distributions
From net investment income	$(0.22)	$(0.43)	$(0.48)	$(0.43)	$(0.26)	$(0.23)
From net realized gain	—	—	—	—	(0.07)	(0.06)
Total distributions	$(0.22)	$(0.43)	$(0.48)	$(0.43)	$(0.33)	$(0.29)
Net asset value — End of period	$10.45	$10.60	$10.61	$9.82	$10.22	$12.33
Total Return(3)	0.62%(4)	4.16%	13.19%	0.17%	(14.67)%	6.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,855	$42,376	$39,297	$29,457	$30,639	$48,423
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.54%(6)	1.55%	1.60%	1.61%	1.59%	1.57%
Net expenses	1.46%(6)(7)	1.47%(7)	1.48%(7)	1.49%(7)	1.49%(7)	1.49%
Net investment income	3.99%(6)	4.02%	4.58%	3.97%	2.05%	1.95%
Portfolio Turnover	166%(4)(8)	420%(8)	372%(8)	190%(8)	118%(8)	85%(8)
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$10.60	$10.61	$9.82	$10.22	$12.33	$11.81
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.52	$0.57	$0.52	$0.35	$0.36
Net realized and unrealized gain (loss)	(0.14)	0.01	0.80	(0.39)	(2.02)	0.57
Total income (loss) from operations	$0.12	$0.53	$1.37	$0.13	$(1.67)	$0.93
Less Distributions
From net investment income	$(0.27)	$(0.54)	$(0.58)	$(0.53)	$(0.37)	$(0.35)
From net realized gain	—	—	—	—	(0.07)	(0.06)
Total distributions	$(0.27)	$(0.54)	$(0.58)	$(0.53)	$(0.44)	$(0.41)
Net asset value — End of period	$10.45	$10.60	$10.61	$9.82	$10.22	$12.33
Total Return(2)	1.12%(3)	5.20%	14.32%	1.28%	(13.89)%	8.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,436,886	$2,849,954	$2,021,617	$965,756	$522,611	$630,403
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.54%(5)	0.55%	0.60%	0.61%	0.59%	0.57%
Net expenses	0.46%(5)(6)	0.47%(6)	0.48%(6)	0.49%(6)	0.49%(6)	0.49%
Net investment income	4.99%(5)	5.01%	5.55%	5.04%	3.07%	2.92%
Portfolio Turnover	166%(3)(7)	420%(7)	372%(7)	190%(7)	118%(7)	85%(7)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.03% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2023(1)
		2025	2024
Net asset value — Beginning of period	$10.60	$10.61	$9.82	$10.19
Income (Loss) From Operations
Net investment income(2)	$0.27	$0.53	$0.57	$0.12
Net realized and unrealized gain (loss)	(0.16)	0.00(3)	0.80	(0.34)
Total income (loss) from operations	$0.11	$0.53	$1.37	$(0.22)
Less Distributions
From net investment income	$(0.27)	$(0.54)	$(0.58)	$(0.15)
Total distributions	$(0.27)	$(0.54)	$(0.58)	$(0.15)
Net asset value — End of period	$10.44	$10.60	$10.61	$9.82
Total Return(4)	1.05%(5)	5.26%	14.39%	(2.23)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$415,876	$300,271	$105,174	$49
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.48%(7)	0.49%	0.54%	0.55%(7)
Net expenses	0.40%(7)(8)	0.41%(8)	0.42%(8)	0.43%(7)(8)
Net investment income	5.05%(7)	5.07%	5.50%	4.92%(7)
Portfolio Turnover	166%(5)(9)	420%(9)	372%(9)	190%(5)(9)(10)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund and in other affiliated funds (equal to 0.03% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the period ended September 30, 2023).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
(10)	For the year ended September 30, 2023.

See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Total Return Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income— Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of March 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

K  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or Central Clearing Party (CCP) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
N  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
P  Interim Financial Statements—The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $78,794,079 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $37,083,686 are short-term and $41,710,393 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,448,791,581
Gross unrealized appreciation	$24,789,210
Gross unrealized depreciation	(82,179,454)
Net unrealized depreciation	$(57,390,244)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion but less than $2.5 billion	0.425%
$2.5 billion but less than $5 billion	0.410%
Over $5 billion	0.400%
For the six months ended March 31, 2026, the investment adviser fee amounted to $7,862,001 or 0.42% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2026, the investment adviser fee paid was reduced by $538,937 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.43% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $947,678 of the Fund’s operating expenses for the six months ended March 31, 2026.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, EVM earned $7,865 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,749 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2026 amounted to $226,690 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2026, the Fund paid or accrued to EVD $161,940 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2026 amounted to $53,980 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2026, the Fund was informed that EVD received $694 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions, and principal repayments on Senior Loans, for the six months ended March 31, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$1,171,469,979	$1,052,684,082
U.S. Government and Agency Securities	5,602,609,956	5,452,520,233
	$6,774,079,935	$6,505,204,315

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	5,452,657	$ 57,944,447	6,762,205	$ 70,366,884
Issued to shareholders electing to receive payments of distributions in Fund shares	408,849	4,339,066	642,081	6,690,989
Redemptions	(2,475,315)	(26,278,175)	(3,317,915)	(34,428,168)
Net increase	3,386,191	$ 36,005,338	4,086,371	$ 42,629,705
Class C
Sales	607,924	$ 6,453,164	1,215,193	$ 12,648,673
Issued to shareholders electing to receive payments of distributions in Fund shares	83,859	889,984	162,042	1,686,671
Redemptions	(490,920)	(5,201,762)	(1,083,448)	(11,242,649)
Net increase	200,863	$ 2,141,386	293,787	$ 3,092,695
Class I
Sales	98,616,302	$1,045,727,172	164,638,914	$1,710,722,644
Issued to shareholders electing to receive payments of distributions in Fund shares	7,542,439	79,995,245	11,661,231	121,442,577
Redemptions	(45,979,127)	(487,248,727)	(97,984,148)	(1,015,939,126)
Net increase	60,179,614	$ 638,473,690	78,315,997	$ 816,226,095
Class R6
Sales	15,386,358	$ 163,120,059	21,171,360	$ 219,328,488
Issued to shareholders electing to receive payments of distributions in Fund shares	888,839	9,422,295	1,075,878	11,207,890
Redemptions	(4,782,452)	(50,876,441)	(3,824,878)	(39,662,687)
Net increase	11,492,745	$ 121,665,913	18,422,360	$ 190,873,691

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities
At March 31, 2026, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	79,374	$560,380	$1,488,263
Total Restricted Securities			$560,380	$1,488,263
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026  is included in the Portfolio of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Interest Rate Risk: The Fund enters into interest rate futures contracts and interest rate swaps to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $1,542,234. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $11,838,612 at March 31, 2026.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at March 31, 2026.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at at March 31, 2026 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss(1)	$1,545,385	$ —	$11,890,382	$13,435,767
Receivable for open forward foreign currency exchange contracts	—	1,485,602	—	1,485,602
Receivable for open swap contracts; Upfront receipts on open OTC swap contracts	34,982	—	—	34,982
Total Asset Derivatives	$1,580,367	$1,485,602	$11,890,382	$14,956,351
Derivatives not subject to master netting or similar agreements	$1,545,385	$ —	$11,890,382	$13,435,767
Total Asset Derivatives subject to master netting or similar agreements	$34,982	$1,485,602	$ —	$1,520,584
Accumulated loss(1)	$ —	$ —	$(29,331,155)	$(29,331,155)
Payable for open forward foreign currency exchange contracts	—	(1,477,317)	—	(1,477,317)
Payable for open swap contracts	(64,917)	—	—	(64,917)
Total Liability Derivatives	$(64,917)	$(1,477,317)	$(29,331,155)	$(30,873,389)
Derivatives not subject to master netting or similar agreements	$ —	$ —	$(29,331,155)	$(29,331,155)
Total Liability Derivatives subject to master netting or similar agreements	$(64,917)	$(1,477,317)	$ —	$(1,542,234)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Barclays Bank PLC	$485,831	$(159,067)	$ —	$ —	$326,764	$ —
BNP Paribas	79,145	(79,145)	—	—	—	—
Citibank, N.A.	635,518	(125,090)	(295,630)	—	214,798	—
Goldman Sachs International	34,982	(34,982)	—	—	—	—
JPMorgan Chase Bank, N.A.	285,108	(73,964)	(211,144)	—	—	330,000
	$1,520,584	$(472,248)	$(506,774)	$—	$541,562	$330,000

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Barclays Bank PLC	$(159,067)	$159,067	$ —	$ —	$ —	$ —
BNP Paribas	(238,248)	79,145	—	159,103	—	340,000
Citibank, N.A.	(125,090)	125,090	—	—	—	—
Goldman Sachs International	(945,839)	34,982	910,857	—	—	910,000
JPMorgan Chase Bank, N.A.	(73,964)	73,964	—	—	—	—
UBS AG	(26)	—	—	—	(26)	—
	$(1,542,234)	$472,248	$910,857	$159,103	$(26)	$1,250,000
Total — Deposits for derivatives collateral — OTC derivatives						$1,580,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$10,098,368	$10,098,368
Swap contracts	(631,314)	—	(3,870)	(635,184)
Forward foreign currency exchange contracts	—	1,851,555	—	1,851,555
Total	$(631,314)	$1,851,555	$10,094,498	$11,314,739
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$(21,159,108)	$(21,159,108)
Swap contracts	(157,977)	—	255,940	97,963
Forward foreign currency exchange contracts	—	(532,015)	—	(532,015)
Total	$(157,977)	$(532,015)	$(20,903,168)	$(21,593,160)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$1,626,284,000	$1,090,337,000	$339,917,000	$18,293,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
11  Affiliated Investments
At March 31, 2026, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $508,054,216, which represents 12.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Capital gain distributions received	Principal amount ($)/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	$16,185,342	$ 20,000,000	$ —	$ —	$(647,900)	$ 35,537,442	$2,236,367	$255,371	4,291,962
Eaton Vance Emerging Markets Local Income Fund, Class I	32,593,084	14,400,000	(10,000,000)	202,645	(436,142)	36,759,587	1,945,724	—	10,748,417
Eaton Vance Global Macro Absolute Return Fund, Class I	16,258,776	21,000,000	—	—	397,880	37,656,656	1,186,244	—	4,231,085
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.737%, 5/15/49	3,906,564	—	—	—	(27,983)	3,878,581	98,898	—	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,322,088	—	—	—	322,934	2,653,203	48,257	—	$3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	4,139,630	—	—	—	253,492	4,409,326	101,104	—	$5,000,000
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	—	8,744,111	—	—	(255,470)	8,488,641	242,788	—	176,186
Eaton Vance Short Duration Income ETF	13,365,300	7,723,500	—	—	(203,400)	20,885,400	428,108	—	410,000
Eaton Vance Ultra-Short Income ETF	1,274,125	5,873,050	—	—	(41,335)	7,105,840	130,281	—	140,000

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Capital gain distributions received	Principal amount ($)/ Shares, end of period
Short-Term Investments
Liquidity Fund	$13,786,757	$769,319,864	$(432,427,081)	$ —	$ —	$350,679,540	$2,971,612	$ —	350,679,540
Total				$202,645	$(637,924)	$508,054,216	$9,389,383	$255,371
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Affiliated Investment Funds	$109,953,685	$ —	$ —	$ 109,953,685
Asset-Backed Securities	—	423,276,779	—	423,276,779
Collateralized Mortgage Obligations	—	130,852,992	—	130,852,992
Commercial Mortgage-Backed Securities	—	265,444,739	—	265,444,739
Common Stocks	3,144	1,488,263	—	1,491,407
Convertible Bonds	—	22,836,993	—	22,836,993
Corporate Bonds	—	968,768,430	—	968,768,430
Exchange-Traded Funds	36,479,881	—	—	36,479,881
Preferred Stocks	13,837,164	—	—	13,837,164
Senior Floating-Rate Loans	—	41,352,561	—	41,352,561
Sovereign Government Bonds	—	26,309,725	—	26,309,725
U.S. Government Agency Mortgage-Backed Securities	—	692,208,415	—	692,208,415
U.S. Treasury Obligations	—	1,312,968,554	—	1,312,968,554
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	350,679,540	—	—	350,679,540
Sovereign Government Securities	—	8,947,127	—	8,947,127
U.S. Treasury Obligations	—	3,527,233	—	3,527,233
Total Investments	$510,953,414	$3,897,981,811	$0	$4,408,935,225
Forward Foreign Currency Exchange Contracts	$ —	$ 1,485,602	$ —	$ 1,485,602
Futures Contracts	11,634,442	—	—	11,634,442

Eaton Vance
Total Return Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Swap Contracts	$ —	$ 1,836,307	$ —	$ 1,836,307
Total	$522,587,856	$3,901,303,720	$0	$4,423,891,576
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,477,317)	$ —	$ (1,477,317)
Futures Contracts	(29,331,155)	—	—	(29,331,155)
Swap Contracts	—	(64,917)	—	(64,917)
Total	$(29,331,155)	$ (1,542,234)	$ —	$ (30,873,389)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

This Page Intentionally Left Blank

EBABX-NCSR    3.31.26

Eaton Vance
Municipal Income Funds
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

AMT-Free    •     National

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.2%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 92,987
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	20,616
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	725	715,194
4.00%, 4/1/44	1,330	1,242,573
		$ 2,071,370
Electric Utilities — 4.0%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 987,107
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.70%, 10/1/42(1)	900	900,000
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	2,320	2,415,543
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 2/1/50	1,000	1,060,715
South Carolina Public Service Authority:
5.00%, 12/1/41	1,000	1,081,447
5.50%, 12/1/54	545	576,233
		$ 7,021,045
Escrowed/Prerefunded — 3.4%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,199,801
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,665,146
		$ 5,864,947
General Obligations — 14.9%
Arapahoe County School District No. 5 Cherry Creek, CO, 5.25%, 12/15/35	$2,000	$ 2,345,156
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	1,015	921,769
3.25%, 8/1/44	980	845,554
Chicago Board of Education, IL, 5.00%, 12/1/44	2,000	1,872,984
Chicago, IL, 5.00%, 1/1/43	1,000	977,969
East Grand Rapids Public School District, MI, 5.00%, 5/1/46	350	369,980
Houston, TX, 4.125%, 3/1/51	1,490	1,352,764
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
5.50%, 5/1/39	$205	$ 216,093
5.50%, 3/1/42	2,300	2,441,898
5.75%, 5/1/45	210	219,916
Lubbock Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/50	2,285	2,407,078
New York, NY:
4.00%, 9/1/46	1,900	1,762,887
4.00%, 4/1/50	1,690	1,519,219
5.00%, 8/1/53	1,000	1,016,863
5.25%, 10/1/51	1,985	2,070,880
Northside Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/50	1,500	1,548,542
5.00%, 8/15/50	1,000	1,033,817
Sherman Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53	3,000	3,048,746
		$ 25,972,115
Hospital — 7.6%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,550,913
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,003,333
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,018,174
Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,070	3,134,328
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,105	1,077,866
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	1,030	936,722
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care), 5.00%, 8/15/42	1,500	1,582,579
		$ 13,303,915
Housing — 4.4%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,085	$ 957,025
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	1,450	1,525,720
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,460	2,472,560
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.15%, 10/1/45	1,915	1,953,745

1
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$ 503,443
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000
		$ 7,697,493
Industrial Development Revenue — 0.1%
Mississippi Business Finance Corp., (Chevron USA, Inc.), 2.65%, 12/1/30(1)	$200	$ 200,000
		$ 200,000
Insured - Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$905	$ 966,619
		$ 966,619
Insured - Electric Utilities — 1.5%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,600,569
		$ 2,600,569
Insured - General Obligations — 1.9%
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/47	$1,000	$ 1,088,564
Rhode Island Health and Educational Building Corp., (AG), 5.25%, 5/15/46	2,000	2,122,485
		$ 3,211,049
Insured - Lease Revenue/Certificates of Participation — 4.2%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AG), 0.00%, 9/1/31	$8,680	$ 7,390,264
		$ 7,390,264
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AG), 4.00%, 2/15/47	$1,155	$ 1,054,580
		$ 1,054,580
Insured - Special Tax Revenue — 9.7%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,962,529
Massachusetts, Dedicated Tax Revenue:
(NPFG), Escrowed to Maturity, 5.50%, 1/1/27	6,000	6,124,573
(NPFG), Escrowed to Maturity, 5.50%, 1/1/30	2,565	2,808,854
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/43	$1,000	$ 1,053,343
		$ 16,949,299
Insured - Transportation — 8.7%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,642,620
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	11,000	11,501,659
		$ 15,144,279
Insured - Water and Sewer — 0.9%
Grand Prairie Water Commission, IL, (BAM), 5.25%, 1/1/50	$1,500	$ 1,562,223
		$ 1,562,223
Lease Revenue/Certificates of Participation — 4.6%
Battery Park City Authority, NY, Sustainability Bonds, 5.25%, 11/1/55	$1,660	$ 1,746,919
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	1,000	1,026,359
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	3,995	4,182,587
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	1,000	1,028,815
		$ 7,984,680
Other Revenue — 7.4%
Black Belt Energy Gas District, AL:
5.00%, 12/1/34	$1,500	$ 1,566,106
5.00%, 10/1/35	1,070	1,071,835
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,292,000
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	840	858,148
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	468,000
Energy Southeast A Cooperative District, AL, 5.00%, 11/1/35	1,000	1,041,206
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,576,012
Southeast Energy Authority, AL:
5.00% to 6/1/35 (Put Date), 1/1/56	100	100,642
5.25% to 11/1/35 (Put Date), 11/1/55	2,000	2,160,479

2
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	$1,665	$ 1,764,418
Texas Municipal Gas Acquisition and Supply Corp. VI, TX, 5.00%, 1/1/36	1,000	1,062,643
		$ 12,961,489
Senior Living/Life Care — 3.8%
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	$1,180	$ 993,243
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(3)	360	360,799
5.75%, 7/1/54(3)	775	764,294
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	1,021,528
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,700,490
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(3)	1,730	1,746,168
		$ 6,586,522
Special Tax Revenue — 9.3%
Durango, CO, Sales and Use Tax Revenue, 5.25%, 12/1/50	$1,000	$ 1,059,232
JobsOhio Beverage System, OH, 5.00%, 1/1/53	500	513,867
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	4,195	3,748,200
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	1,380	1,310,375
5.50%, 11/1/45(4)	2,000	2,144,000
5.50%, 5/1/50	1,500	1,608,758
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,153,455
5.00%, 7/1/58	2,817	2,682,136
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,059,968
		$ 16,279,991
Transportation — 3.7%
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	$2,000	$ 2,073,129
Metropolitan Transportation Authority, NY, 5.25%, 11/15/45	1,000	1,061,255
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,042,749
New York State Thruway Authority, 5.00%, 1/1/51	250	256,141
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	$1,500	$ 1,502,100
Texas Transportation Commission, 0.00%, 8/1/40	1,000	507,647
		$ 6,443,021
Water and Sewer — 7.7%
Allegheny County Sanitary Authority, PA, 5.00%, 12/1/50	$1,950	$ 2,009,389
District of Columbia Water and Sewer Authority:
5.00%, 10/1/40	1,500	1,665,673
(SPA: Bank of America, N.A.), 2.70%, 10/1/60(1)	300	300,000
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.60%, 1/1/65(1)	1,500	1,500,000
Margate, FL, Water and Sewer Revenue, 5.00%, 10/1/43	935	1,002,067
Metro Water Recovery, CO, 5.00%, 4/1/41	1,000	1,114,707
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue, 5.00%, 7/1/50	1,500	1,548,269
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	1,655	1,472,419
5.25%, 6/15/52(4)	1,000	1,044,450
San Antonio, TX, Water System Revenue, (SPA: TD Bank, N.A.), 2.70%, 5/1/55(1)	1,700	1,700,000
		$ 13,356,974
Total Tax-Exempt Municipal Obligations (identified cost $171,920,693)		$ 174,622,444

Short-Term Investments — 0.2%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.23%(5)	310,229	$ 310,260
Total Short-Term Investments (identified cost $310,260)		$ 310,260
Total Investments — 100.4% (identified cost $172,230,953)		$ 174,932,704
Other Assets, Less Liabilities — (0.4)%		$ (633,305)
Net Assets — 100.0%		$ 174,299,399

3
See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(2)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $2,871,261 or 1.6% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	The rate shown is the annualized seven-day yield as of March 31, 2026.
At March 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	13.0%
New York	10.3%
Pennsylvania	10.2%
Others, representing less than 10% individually	66.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 27.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 17.2% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
4
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Cornell University, 4.169%, 6/15/30	$13,555	$ 13,463,846
		$ 13,463,846
Hospital — 0.5%
Ascension Health:
4.078%, 11/15/28	$6,715	$ 6,681,141
4.923%, 11/15/35	6,375	6,301,997
UPMC, 1.803%, 4/15/26	7,300	7,292,377
		$ 20,275,515
Total Corporate Bonds (identified cost $33,283,328)		$ 33,739,361

Tax-Exempt Municipal Obligations — 97.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.3%
Delaware Valley Regional Finance Authority, PA:
(LOC: TD Bank, N.A.), 2.45%, 3/1/52(1)	$1,365	$ 1,365,000
(LOC: TD Bank, N.A.), 2.70%, 9/1/59(2)	15,000	15,000,000
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	9,330	9,769,043
Green Bonds, 5.25%, 9/15/52	6,245	6,554,760
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.70%, 12/1/54(2)	42,200	42,200,000
Oklahoma Water Resources Board, (State Loan Program):
4.00%, 10/1/54	1,320	1,163,152
5.00%, 10/1/41	980	1,053,453
5.00%, 10/1/43	1,310	1,399,668
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	7,860	8,574,015
Texas Water Development Board, 4.00%, 10/15/49	6,785	6,142,105
		$ 93,221,196
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 3.9%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), (SPA: Bank of New York Mellon), 2.75%, 12/1/37(2)	$32,000	$ 32,000,000
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/46	2,075	2,124,944
Clemson University, SC:
4.00%, 5/1/40	3,300	3,277,579
4.00%, 5/1/41	200	196,483
Colorado State University, 5.25%, 3/1/50	1,215	1,266,118
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	37,109
Louisiana Public Facilities Authority, (Acadiana Renaissance Charter Academy), 6.15%, 6/15/55(4)	7,000	7,097,564
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	3,205	2,860,608
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	8,000	8,157,660
Ohio State University, 5.25%, 12/1/46	14,315	15,193,036
Oregon State University:
4.00%, 4/1/44	4,380	4,308,276
5.00%, 4/1/45	6,395	6,839,935
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,125	4,424,037
Private Colleges and Universities Authority, GA, (Emory University):
5.25%, 9/1/42	1,800	2,002,556
5.25%, 9/1/43	1,500	1,658,073
Texas Tech University System, 4.00%, 2/15/44	3,690	3,580,152
University of Alabama, 4.00%, 7/1/43	1,320	1,288,746
University of California, 5.25%, 5/15/40	1,395	1,649,940
University of Cincinnati, OH:
5.25%, 6/1/46	2,500	2,646,670
5.25%, 6/1/47	3,500	3,680,028
University of Massachusetts Building Authority, 5.00%, 11/1/50	6,000	6,206,614
University of Oregon:
5.00%, 4/1/45	2,750	2,961,706
5.00%, 4/1/46	3,615	3,862,578
5.00%, 4/1/48	7,395	7,494,596
5.00%, 4/1/50	9,090	9,275,595

5
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Texas System:
5.00%, 8/15/42	$4,000	$ 4,413,269
5.00%, 8/15/43	3,000	3,286,808
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	1,275	1,145,637
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	14,320	13,042,073
		$ 155,978,390
Electric Utilities — 4.0%
Energy Northwest, WA:
5.00%, 7/1/40	$3,000	$ 3,310,558
5.00%, 7/1/41	2,800	3,075,319
5.00%, 7/1/42	2,720	2,968,911
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	9,435	9,298,992
5.00%, 3/1/46	4,615	4,829,956
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.70%, 10/1/42(2)	38,035	38,035,000
Indiana Municipal Power Agency, (LOC: Truist Bank), 2.75%, 1/1/42(2)	9,920	9,920,000
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/49	5,000	5,183,622
Omaha Public Power District, NE:
4.00%, 2/1/49	2,990	2,751,702
5.00%, 2/1/47	10,000	10,331,560
5.25%, 2/1/48	10,000	10,551,813
Orlando Utilities Commission, FL, 5.00%, 10/1/48	3,000	3,105,941
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/47	8,675	9,038,594
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	15,725	16,433,300
Snohomish County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 12/1/40	8,205	9,061,660
5.25%, 12/1/46	1,705	1,843,682
5.25%, 12/1/47	4,870	5,221,559
South Carolina Public Service Authority:
4.00%, 12/1/52	7,595	6,604,527
5.25%, 12/1/49	3,500	3,678,185
5.50%, 12/1/54	6,215	6,571,169
		$ 161,816,050
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 9,023,438
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,185,783
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	20,500	21,854,201
		$ 45,063,422
General Obligations — 24.1%
Antelope Valley Union High School District, CA, (Election of 2024), 5.00%, 8/1/50	$13,610	$ 14,284,874
Arapahoe County School District No. 5 Cherry Creek, CO:
5.25%, 12/15/41	525	590,701
5.25%, 12/15/47	4,000	4,359,822
Austin Independent School District, TX, (PSF Guaranteed), 5.25%, 8/1/50	5,000	5,319,297
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	200	182,373
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	6,895	6,175,438
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	6,040	6,170,697
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/50	5,200	5,474,166
Bend, OR, 5.00%, 6/1/50	2,820	2,940,455
Berkeley Unified School District, CA, (Election of 2020):
5.00%, 8/1/42	4,195	4,683,025
5.00%, 8/1/43	4,785	5,295,206
Bethel Park School District, PA, 5.25%, 8/1/42	5,055	5,535,395
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/44	14,820	12,786,840
Bishop Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	2,710	2,793,714
Bullard Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	4,450	4,581,023
California, 5.00%, 11/1/42	25,000	26,980,127
Chandler, AZ, 4.00%, 7/1/43	5,145	5,063,515
Chicago Board of Education, IL, 5.00%, 12/1/44	20,515	19,212,135
Chicago, IL:
5.00%, 1/1/44	6,040	5,839,209
5.25%, 1/1/38	6,750	6,912,477
5.25%, 1/1/45	4,635	4,565,555
5.50%, 1/1/39	5,000	5,182,713
5.50%, 1/1/49	2,975	2,924,781

6
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
6.00%, 1/1/43	$2,010	$ 2,170,396
6.00%, 1/1/50	6,450	6,664,562
Collin County Community College District, TX:
4.00%, 8/15/44	9,805	9,494,733
4.125%, 8/15/45	4,215	4,124,066
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,315,737
5.00%, 2/15/44	4,850	5,124,808
Dallas Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/44	14,925	15,976,292
5.00%, 2/15/45	8,595	9,117,828
Delaware County, PA:
5.00%, 8/1/44	1,850	1,989,751
5.00%, 8/1/46	2,520	2,669,327
Denton County, TX, 4.00%, 7/15/49	7,945	7,297,967
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/48	13,150	13,569,709
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	14,485	13,588,686
District of Columbia:
5.00%, 6/1/35	5,200	5,946,922
5.00%, 6/1/36	8,000	9,166,605
5.25%, 1/1/48	9,710	10,202,970
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/42	2,000	2,163,763
5.00%, 8/15/43	1,250	1,343,651
Ector County Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/41	2,215	2,432,747
5.25%, 8/15/42	3,125	3,414,844
5.25%, 8/15/43	2,830	3,076,883
5.25%, 8/15/44	3,175	3,421,284
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	9,785	9,303,976
Fayetteville, NC, 4.00%, 2/1/45(5)	2,000	1,964,645
Forney Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/50(6)	10,000	10,326,400
Freehold Township Board Of Education, NJ, 4.00%, 8/15/42	5,270	5,308,573
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/51	23,275	21,336,146
Fulshear, TX, 4.00%, 4/15/51	4,385	3,965,473
Grand Rapids, MI, 5.00%, 4/1/50	12,970	13,351,522
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Gregory-Portland Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/44	$2,245	$ 2,381,762
5.00%, 2/15/45	1,930	2,036,206
5.25%, 2/15/46	2,660	2,837,349
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,614,660
Hampton County School District, SC:
4.00%, 3/1/45	1,035	1,000,802
4.25%, 3/1/50	1,140	1,095,697
Harford County, MD, 4.00%, 10/1/44	5	4,917
Harris County Flood Control District, TX, Sustainability Bonds, 4.00%, 9/15/48	1,125	1,022,977
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/45	6,400	6,892,169
Highline School District No. 401, WA:
5.00%, 12/1/43	8,315	8,933,175
5.00%, 12/1/45(5)	1,000	1,058,246
Hillsboro, OR:
4.00%, 6/1/45	3,350	3,248,872
4.00%, 6/1/46	4,150	3,980,394
Houston, TX, 4.125%, 3/1/51	8,745	7,939,543
Howell Public Schools, MI:
5.00%, 5/1/42	4,950	5,344,966
5.00%, 5/1/44	6,800	7,239,014
5.00%, 5/1/45	975	1,029,154
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	10,610,746
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/48	175	181,131
Illinois:
4.25%, 5/1/46	8,365	7,569,591
5.00%, 2/1/29	15,000	15,233,341
5.50%, 5/1/39	870	917,079
5.50%, 3/1/42	11,700	12,421,831
5.75%, 5/1/45	870	911,079
Jackson County Reorganized School District No. 7, MO, 5.50%, 3/1/44	8,000	8,939,694
Jefferson City School District, MO, 5.50%, 3/1/43	6,500	7,017,958
Larimer Weld and Boulder County School District R-2J Thompson, CO:
5.50%, 12/15/41	1,500	1,749,451
5.50%, 12/15/42	2,150	2,484,102
5.50%, 12/15/43	2,135	2,451,354
5.50%, 12/15/44	2,000	2,275,960
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/40	4,000	4,388,637

7
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Long Beach Unified School District, CA, (Election of 2016), 4.25%, 8/1/49(5)	$10,000	$ 9,736,405
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	5,730	5,160,433
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/50	9,000	9,696,124
Massachusetts:
3.00%, 4/1/49	9,000	6,751,819
5.00%, 11/1/43	10,105	10,911,503
5.00%, 5/1/48	10,000	10,379,875
5.00%, 5/1/49	7,000	7,267,301
Maui County, HI, 5.00%, 9/1/42	4,110	4,481,676
Mesquite Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	10,000	10,553,757
Metropolitan Government of Nashville and Davidson County, TN, 4.00%, 1/1/44	5,000	4,912,646
Mida Cormont Public Infrastructure District, UT, 6.25%, 6/1/55(4)	2,700	2,813,356
Mobile, AL, 5.00%, 2/15/41	12,885	14,047,420
Montgomery County, MD:
2.00%, 8/1/39	3,990	2,989,984
(SPA: U.S. Bank, N.A.), 2.35%, 11/1/37(2)	31,800	31,800,000
Multnomah County School District No. 1J Portland, OR:
3.00%, 6/15/37	2,000	1,817,196
5.00%, 6/15/46	10,915	11,618,116
Nassau County, NY, 5.00%, 4/1/49(6)	10,000	10,410,100
Nettleton School District, AR:
4.25%, 6/1/46	1,925	1,843,928
4.50%, 6/1/54	1,605	1,489,573
New York, NY:
4.00%, 9/1/46	9,405	8,726,289
5.00%, 9/1/48	5,000	5,131,053
5.25%, 5/1/42	3,160	3,377,337
5.25%, 4/1/47	10,000	10,480,446
5.25%, 10/1/47	5,000	5,207,192
5.25%, 2/1/50	14,405	15,055,569
5.25%, 10/1/51	24,805	25,878,173
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/36	4,000	4,473,182
North Little Rock School District No. 1, AR, 4.25%, 2/1/48	2,235	2,095,185
North Royalton City School District, OH:
5.00%, 12/1/43	325	350,514
5.00%, 12/1/46	585	615,374
5.00%, 12/1/47	75	78,283
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Northshore School District No. 417, WA, 5.00%, 12/1/44	$2,000	$ 2,142,669
Oregon, 5.25%, 6/1/44	1,350	1,489,310
Oregon City School District No. 62, OR:
5.00%, 6/15/41	65	71,579
5.00%, 6/15/49	3,495	3,547,970
Pasadena, CA, (Central Library), 5.00%, 9/1/51	11,925	12,545,903
Pine Bluff School District No. 3, AR, 4.125%, 2/1/49	975	880,357
Pitkin County School District No. 1 Aspen, CO:
5.50%, 12/1/44(5)	500	566,251
5.50%, 12/1/45(5)	425	475,973
Puerto Rico:
5.625%, 7/1/29	10,762	11,366,610
5.75%, 7/1/31	12,303	13,438,527
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/50	17,850	18,651,481
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/54	5,690	5,282,466
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	12,000	12,349,784
San Diego Unified School District, CA, (Election of 2022):
5.00%, 7/1/47	11,050	11,854,759
5.00%, 7/1/50	20,625	21,672,212
Sustainability Bonds, 4.00%, 7/1/53	8,500	7,820,694
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	10,727,382
Spring Branch Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/43	1,000	1,074,710
5.00%, 2/1/44	1,625	1,732,149
5.00%, 2/1/45	1,500	1,586,944
5.00%, 2/1/46	2,025	2,128,212
Spring Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/42	3,185	3,510,289
5.25%, 8/15/43	4,000	4,383,626
Tacoma School District No. 10, WA, 5.00%, 12/1/48	215	223,598
Tamalpais Union High School District, CA, (Election of 2024), 4.00%, 8/1/44	9,495	9,618,811
Terrell Independent School District, TX, (PSF Guaranteed):
5.25%, 8/1/42	2,000	2,193,715
5.25%, 8/1/43	2,600	2,833,681
5.25%, 8/1/44	3,000	3,245,907
5.25%, 8/1/45	1,290	1,384,773

8
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Texas:
5.00%, 10/1/43	$4,875	$ 5,308,816
5.00%, 10/1/44	3,740	4,039,469
Tigard-Tualatin School District No. 23J, OR, 5.00%, 6/15/44	6,000	6,472,526
Wake County, NC, 5.00%, 4/1/39(5)	5,000	5,650,202
Washington, 5.00%, 8/1/46	20,000	21,137,938
Westchester County, NY, 5.00%, 3/15/39	15,000	16,654,840
Wilson School District, PA, 5.00%, 5/15/43	2,750	2,912,917
Wylie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	2,845	2,635,954
		$ 977,258,474
Hospital — 5.0%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$3,110	$ 2,651,933
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	10,000	10,203,651
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	12,610	13,040,184
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	2,580	2,581,966
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	2,070	1,905,298
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	7,970,362
Greenville Health System, SC, 5.00%, 5/1/39	1,225	1,225,760
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	9,756,061
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,007,470
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019-E, 4.00%, 1/1/45	7,310	6,640,752
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/47	5,900	6,127,677
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,775	10,070,033
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/41	5,395	5,581,064
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	14,955	13,149,842
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.00%, 1/1/45	5,575	5,190,973
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	16,144,581
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/49	$9,350	$ 8,270,254
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	15,575	13,454,889
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	790	711,005
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	11,655	10,445,423
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,859,659
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	6,565	6,197,105
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,420	4,959,646
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	2,935	2,669,203
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	4,290	4,291,631
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	2,085	1,941,813
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50	6,000	5,242,474
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott and White Health):
5.00%, 11/15/43	3,625	3,901,762
5.00%, 11/15/44	2,700	2,881,192
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,624,315
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/47	3,145	2,747,048
		$ 204,445,026
Housing — 3.4%
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	$1,740	$ 1,735,852
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,947,515
Georgia Housing and Finance Authority, 3.65%, 6/1/44	7,585	6,882,592
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	3,235	3,229,790
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	675	640,186
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.60%, 12/1/50	6,850	6,684,493

9
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	$2,000	$ 2,068,414
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,285	8,233,671
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.50%, 12/1/40	2,855	2,890,350
Social Bonds, 4.85%, 12/1/45	2,485	2,508,147
Social Bonds, 5.00%, 6/1/46	1,345	1,363,299
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	405	332,532
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,088	1,014,452
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,809	1,664,656
(FHLMC), (FNMA), (GNMA), Series 2024-A, 4.45%, 11/1/44	590	584,126
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	12,165	12,043,888
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	11,540	11,476,522
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	290	280,489
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.55%, 11/1/54	940	912,465
Sustainable Development Bonds, 5.00%, 11/1/54	3,335	3,341,578
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,735	1,723,701
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/44	4,360	4,336,716
Social Bonds, 5.15%, 10/1/45	4,780	4,876,710
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,335	2,316,147
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott):
4.00%, 11/1/35	4,240	4,172,845
5.00%, 11/1/35	12,580	13,173,723
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	2,465	2,425,648
5.00%, 12/1/35	2,560	2,682,102
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,063,126
Virginia Housing Development Authority:
4.05%, 10/1/44	3,045	2,997,058
4.45%, 12/1/44	1,375	1,363,321
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Virginia Housing Development Authority: (continued)
4.625%, 12/1/49	$1,000	$ 980,109
5.125%, 11/1/43	245	254,980
5.25%, 11/1/48	215	218,515
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	4,450	4,425,522
		$ 136,485,240
Industrial Development Revenue — 1.2%
Houston, TX, (United Airlines, Inc.), (AMT), 5.50%, 7/15/37	$4,000	$ 4,190,738
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	16,925	15,559,537
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,326,573
(AMT), 5.00%, 10/1/40	10,980	11,140,489
(AMT), 6.00%, 4/1/35	7,360	8,074,797
		$ 48,292,134
Insured - Education — 0.6%
College of Charleston, SC, (AG), 4.375%, 4/1/55	$11,590	$ 11,087,616
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53	6,500	5,884,194
Western Michigan University:
(AG), 5.25%, 11/15/49	360	376,375
(AG), 5.25%, 11/15/54	6,500	6,720,082
		$ 24,068,267
Insured - Electric Utilities — 0.2%
Griffin, GA, Public Utility Revenue, (BAM), 5.00%, 1/1/51	$1,600	$ 1,648,369
Long Island Power Authority, NY, (BAM), 5.00%, 9/1/44	5,130	5,584,378
		$ 7,232,747
Insured - General Obligations — 1.4%
Bristol Township School District, PA:
(BAM), 5.00%, 6/1/44	$2,000	$ 2,107,989
(BAM), 5.00%, 6/1/45	2,020	2,108,925
(BAM), 5.00%, 6/1/46	2,345	2,432,921
Fayette County School District, KY, (BAM), 5.00%, 6/1/41	10,710	11,555,840

10
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Generation Park Management District, TX, (AG), 3.50%, 9/1/43	$2,690	$ 2,311,654
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	695	573,870
(BAM), 3.375%, 3/1/46	2,085	1,695,308
Harris County Municipal Utility District No. 489, TX:
(BAM), Series 2024, 4.00%, 9/1/50	4,295	3,737,475
(BAM), Series 2024A, 4.00%, 9/1/50	5,920	5,151,538
Johnson and Miami Counties Unified School District No. 230 Spring Hills, KS, (AG), 6.00%, 9/1/43	1,500	1,711,718
Lucia Mar Unified School District, CA, (Election of 2016), (BAM), 3.00%, 8/1/47	10,000	7,639,385
Sacramento City Unified School District, CA, (Election of 2020), (AG), 5.00%, 8/1/50	5,500	5,729,324
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,490	6,776,945
Yonkers, NY:
(AG), 5.00%, 2/1/33	355	401,451
(AG), 5.00%, 2/1/34	600	683,743
(AG), 5.00%, 2/1/35	215	240,656
(AG), 5.00%, 2/1/36	500	557,122
(AG), 5.00%, 2/1/41	500	541,050
(AG), 5.00%, 2/1/42	750	808,666
(AG), 5.00%, 2/1/43	1,100	1,178,066
		$ 57,943,646
Insured - Hospital — 0.7%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$19,610	$ 17,731,505
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	9,725	8,725,818
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/54	1,770	1,523,062
		$ 27,980,385
Insured - Housing — 0.2%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$7,500	$ 6,635,909
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	1,225	1,277,892
		$ 7,913,801
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.4%
Maryland Stadium Authority, (Baltimore City Public Schools Construction and Revitalization Program), (AG), 5.00%, 5/1/50	$8,430	$ 8,795,447
Nevada System of Higher Education, NV, (BAM), 4.25%, 7/1/55	9,320	8,502,023
		$ 17,297,470
Insured - Special Tax Revenue — 2.3%
Alabama Highway Authority, (AG), 5.00%, 9/1/44	$10,000	$ 10,770,148
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/45	2,500	2,695,339
(AG), 5.50%, 6/1/50	7,500	8,067,775
Fort Smith, AR, Sales and Use Tax Revenue, (AG), 5.25%, 11/1/50	1,945	2,031,052
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	58,155	38,198,670
Houston, TX, Hotel Occupancy Tax and Special Revenue, (AG), 5.00%, 9/1/46	3,000	3,133,453
Massachusetts, Dedicated Tax Revenue:
(NPFG), Escrowed to Maturity, 5.50%, 1/1/29	11,000	11,797,270
(NPFG), Escrowed to Maturity, 5.50%, 1/1/30	3,080	3,372,815
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,100	9,643,784
Park Creek Metropolitan District, CO:
(AG), 5.00%, 12/1/41	1,000	1,065,093
(AG), 5.00%, 12/1/42	1,150	1,218,503
Pasco Public Facilities District, WA, Sales Tax Revenue, (AG), 4.25%, 11/1/49	2,245	2,101,015
		$ 94,094,917
Insured - Transportation — 1.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/43	$10,450	$ 11,181,398
(AG), (AMT), 5.25%, 1/1/45	4,115	4,328,042
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,557,620
Houston, TX, Airport System Revenue:
(AG), (AMT), 5.25%, 7/1/48	11,890	12,264,843
(AG), (AMT), 5.25%, 7/1/53	11,900	12,163,624
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 5.00%, 3/1/49	790	790,768
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	7,305	6,568,808

11
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AG), (AMT), 5.00%, 6/30/49	$7,125	$ 7,093,208
St. Louis, MO, (Lambert International Airport), (AG), 5.25%, 7/1/54	105	108,637
		$ 62,056,948
Insured - Water and Sewer — 0.1%
Buffalo Municipal Water Finance Authority, NY:
(BAM), 5.00%, 7/1/38(5)	$575	$ 640,641
(BAM), 5.00%, 7/1/39(5)	600	662,324
(BAM), 5.00%, 7/1/40(5)	1,000	1,102,879
(BAM), 5.00%, 7/1/41(5)	900	987,087
(BAM), 5.00%, 7/1/42(5)	775	844,427
(BAM), 5.00%, 7/1/43(5)	600	648,929
		$ 4,886,287
Lease Revenue/Certificates of Participation — 3.4%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$11,970	$ 12,287,996
Broomfield City and County, CO:
5.00%, 2/1/42	1,000	1,089,438
5.00%, 2/1/43	1,000	1,082,995
5.00%, 2/1/44	850	912,097
5.00%, 2/1/45	750	797,522
5.00%, 2/1/46	1,500	1,578,962
5.00%, 2/1/47	1,500	1,566,565
Brownsburg 1999 School Building Corp., IN, 5.00%, 7/15/43	500	535,177
Castle Rock, CO, 5.00%, 12/1/49	4,955	5,072,119
Clark-Pleasant Community School Building Corp., IN, 5.00%, 7/15/44(5)	6,720	7,075,391
Jacksonville, FL:
5.00%, 10/1/42	11,600	12,628,201
5.00%, 10/1/43	9,405	10,156,521
Johnson County School District No. R-VIII Knob Noster, MO, 4.50%, 4/1/46	1,600	1,571,785
Kentucky Property and Building Commission, 4.125%, 4/1/45	420	395,119
Manatee County School District, FL, 5.00%, 7/1/36(5)	2,600	2,923,861
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,427,106
New Hampshire Business Finance Authority, (Centurion Foundation Broward Health Medical Center LLC), 5.625%, 9/15/57	5,000	5,115,602
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$12,625	$ 13,217,813
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	6,430	5,924,596
5.00%, 6/15/46	6,000	6,250,243
5.25%, 6/15/50	7,000	7,330,066
2019 Series AA, 5.25%, 6/15/43	10,000	10,333,880
2020 Series AA, 4.00%, 6/15/50	12,255	11,071,051
2022 Series CC, 5.25%, 6/15/43	5,750	6,160,149
Queen Creek, AZ, 5.00%, 10/1/51	4,775	4,905,629
		$ 139,409,884
Other Revenue — 4.7%
Black Belt Energy Gas District, AL:
5.00%, 7/1/33	$4,375	$ 4,576,203
5.00%, 12/1/34	10,750	11,223,757
5.00%, 10/1/35	5,720	5,729,810
5.25% to 10/1/30 (Put Date), 1/1/54	11,250	11,936,535
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	21,890	17,676,175
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	21,100	21,555,865
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,195	11,092,084
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,517,475
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,237,075
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,345,425
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 2.75%, 12/1/37(2)	10,000	10,000,000
Oregon, State Lottery Revenue:
5.00%, 4/1/41	2,000	2,190,690
5.25%, 4/1/42	2,965	3,315,104
5.25%, 4/1/44	4,020	4,425,546
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,564,262
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	2,500	2,645,581
5.00% to 6/1/35 (Put Date), 1/1/56	750	754,816

12
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Southeast Energy Authority, AL: (continued)
5.25% to 11/1/35 (Put Date), 11/1/55	$10,000	$ 10,802,397
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	12,500	13,246,381
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	3,605	3,690,912
Texas Municipal Gas Acquisition and Supply Corp. VI, TX, 5.00%, 1/1/36	9,080	9,648,797
		$ 192,272,390
Senior Living/Life Care — 1.9%
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	$9,350	$ 8,590,088
Manhattan, KS, (Meadowlark Hills), 5.50%, 6/1/55	1,200	1,194,580
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(4)	3,750	3,694,667
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/40	2,500	2,501,318
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
4.625%, 10/1/30	3,180	3,129,362
5.25%, 10/1/30	5,110	5,058,723
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.25%, 11/1/46	3,705	3,802,923
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/56	3,000	3,018,784
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(4)	5,570	8,333,641
11.50%, 7/1/27(4)	615	616,454
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
5.00%, 4/1/54	1,415	1,318,946
5.25%, 4/1/51	1,000	993,016
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	2,920	2,923,002
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	716,445
6.875%, 11/15/55	190	177,708
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/35	9,000	8,826,050
6.00%, 1/1/46	6,755	6,793,245
6.25%, 1/1/56	12,545	12,512,988
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	$2,180	$ 2,180,405
		$ 76,382,345
Special Tax Revenue — 8.9%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(4)	$14,625	$ 14,895,263
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(4)	10,000	10,213,239
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	3,745	3,589,756
Green Bonds, 5.00%, 11/1/41	13,840	13,960,639
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/41	3,500	3,871,679
5.00%, 7/1/42	5,000	5,495,135
5.00%, 7/1/43	5,000	5,458,545
Denver City and County, CO, Dedicated Tax Revenue, 4.00%, 8/1/51	4,650	4,147,604
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	13,880	14,608,048
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	1,625	1,651,328
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/51	5,895	5,263,796
5.25%, 7/1/48	14,550	15,374,306
5.25%, 7/1/50	10,500	11,140,992
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	10,115	9,037,674
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	3,725	3,298,610
Michigan Trunk Line Fund, 5.00%, 11/15/46	15,855	16,587,688
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(4)	3,370	3,438,339
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	2,610	2,298,145
3.00%, 12/1/41	3,415	3,008,658
3.00%, 12/1/43	6,000	5,078,669
Series 2024C, 3.00%, 12/1/42	5,950	5,154,301
Series 2024D, 3.00%, 12/1/42	3,515	3,048,796
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	230	0
5.35%, 5/1/38(7)	80	0
5.75%, 5/1/38	280	282,487

13
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/38	$30,355	$ 33,492,781
5.00%, 5/1/46	2,330	2,440,870
5.00%, 11/1/46	13,000	13,410,176
5.25%, 5/1/46	7,500	8,032,603
5.25%, 5/1/47	6,500	6,908,414
5.25%, 5/1/52(6)	15,000	15,713,550
5.50%, 5/1/50	5,000	5,362,528
New York Dormitory Authority, Personal Income Tax Revenue:
5.25%, 3/15/46	935	1,006,709
5.25%, 3/15/47	6,000	6,396,911
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/39	8,945	9,313,653
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	22,270	22,899,283
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	9,980	10,286,174
New York Thruway Authority, 5.00%, 3/15/47	5,000	5,223,052
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/42	1,000	1,094,583
5.00%, 11/15/43	1,000	1,089,890
5.00%, 11/15/44	1,075	1,160,155
5.00%, 11/15/45	1,000	1,068,800
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,600	4,049,976
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	11,726	11,164,618
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	12,670	13,022,745
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	325	305,468
Series A2, 5.80%, 5/1/35	295	177,000
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	627,975
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,630,717
Green Bonds, 5.25%, 5/15/47	8,065	8,461,028
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	3,835	3,994,798
Tri-County Metropolitan Transportation District of Oregon, 3.00%, 9/1/44	7,000	5,745,788
Utah Transit Authority, 5.00%, 12/15/44	2,500	2,705,681
		$ 362,689,623
Security	Principal Amount (000's omitted)	Value
Transportation — 15.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$11,555	$ 11,553,080
Arizona Department of Transportation, State Highway Fund Revenue, 5.00%, 7/1/43(5)	4,000	4,374,632
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/49(6)	10,000	10,332,200
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,287,858
Green Bonds, (AMT), 5.25%, 7/1/43	8,500	9,127,618
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,384,018
Broward County, FL, Port Facilities Revenue:
(AMT), 5.00%, 9/1/40	1,000	1,057,064
(AMT), 5.25%, 9/1/41	2,000	2,179,482
(AMT), 5.25%, 9/1/43	1,840	1,983,452
(AMT), 5.25%, 9/1/44	1,500	1,605,937
(AMT), 5.25%, 9/1/45	1,670	1,776,046
(AMT), 5.50%, 9/1/50	10,000	10,570,523
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	16,620	17,269,948
Charlotte, NC, Airport Revenue, 5.25%, 7/1/55	2,115	2,217,688
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	8,934,627
(AMT), 5.00%, 1/1/39	2,560	2,617,391
(AMT), 5.50%, 1/1/48	25,000	26,419,333
Columbus Regional Airport Authority, OH, (John Glenn Columbus International Airport), (AMT), 5.50%, 1/1/50	3,000	3,140,246
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/45	5,980	5,581,615
(AMT), 5.25%, 11/1/43	10,000	10,689,147
(AMT), 5.25%, 11/1/45	13,000	13,681,828
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/38	8,500	8,723,457
(AMT), 5.00%, 11/15/42	9,575	9,976,417
(AMT), 5.00%, 11/15/53	5,835	5,843,730
Florida Department of Transportation, 5.00%, 7/1/41	7,310	8,064,880
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/49	12,500	12,922,153
Houston, TX, Airport System Revenue:
(AMT), 5.25%, 7/1/42	5,000	5,388,407
(AMT), 5.50%, 7/1/43	2,500	2,750,530
(AMT), 5.50%, 7/1/44	3,000	3,274,656
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,245,790

14
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	$5,000	$ 5,299,874
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/38	13,400	13,760,173
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	30,435	31,021,443
Green Bonds, 5.00%, 5/15/44	7,000	7,699,092
Green Bonds, 5.00%, 5/15/45	6,500	7,041,105
Green Bonds, (AMT), 5.25%, 5/15/43	7,000	7,595,225
Green Bonds, (AMT), 5.25%, 5/15/44	7,000	7,535,651
Green Bonds, (AMT), 5.25%, 5/15/45	8,000	8,539,559
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(6)	16,500	16,987,080
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/45	3,000	3,115,727
(AMT), 5.00%, 7/1/46	2,500	2,576,494
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	3,035	3,454,388
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/44	15,750	16,038,362
(AMT), 5.00%, 10/1/50	2,250	2,270,808
(AMT), 5.25%, 10/1/41	1,000	1,092,830
(AMT), 5.25%, 10/1/42	1,000	1,085,984
(AMT), 5.50%, 10/1/43	750	826,872
(AMT), 5.50%, 10/1/44	1,000	1,093,636
(AMT), 5.50%, 10/1/45	1,530	1,657,575
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.25%, 1/1/49	8,750	8,898,425
New Jersey Turnpike Authority:
4.50%, 1/1/48	400	401,082
5.00%, 1/1/44	8,855	9,466,765
New York State Thruway Authority:
5.00%, 1/1/35	1,185	1,357,320
5.00%, 1/1/51	1,895	1,941,549
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	5,974,745
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,985	3,985,120
Oklahoma Turnpike Authority:
5.50%, 1/1/53	12,500	13,147,836
5.50%, 1/1/54	7,000	7,455,944
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	$2,825	$ 2,827,170
5.00%, 12/1/46	2,240	2,248,971
5.00%, 12/1/53	10,000	10,247,583
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/42	6,250	6,298,810
Port Authority of New York and New Jersey:
5.00%, 9/1/38	4,800	5,052,622
(AMT), 5.00%, 12/1/44	2,050	2,125,932
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	7,495	7,620,322
(AMT), 5.00%, 7/1/45	11,980	12,178,032
Green Bonds, (AMT), 5.25%, 7/1/43	17,945	19,205,374
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,490	11,548,994
(AMT), 5.00%, 4/1/44	8,615	8,737,069
(AMT), 5.00%, 8/1/46	11,915	12,127,916
(AMT), 5.25%, 10/1/41	4,500	4,917,735
(AMT), 5.25%, 10/1/42	5,000	5,429,921
(AMT), 5.25%, 10/1/43	3,000	3,241,853
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	10,665	11,010,302
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	3,000	3,086,734
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	6,595	6,597,198
(AMT), 5.00%, 7/1/46	9,640	9,805,666
(AMT), 5.25%, 7/1/44	4,000	4,281,064
(AMT), 5.25%, 7/1/48	16,260	16,451,066
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/48	14,825	15,012,695
(AMT), 5.25%, 7/1/44	1,000	1,076,589
(AMT), 5.25%, 7/1/50	5,000	5,208,877
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/43	7,155	7,727,920
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	1,620	1,609,089
Triborough Bridge and Tunnel Authority, NY:
(LOC: TD Bank, N.A.), 2.70%, 1/1/32(2)	12,255	12,255,000
(LOC: U.S. Bank, N.A.), 2.75%, 1/1/31(2)	10,000	10,000,000
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.75%, 12/1/50	1,000	1,073,738
		$ 643,298,659

15
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 10.6%
Allegheny County Sanitary Authority, PA:
4.125%, 12/1/43	$1,490	$ 1,467,471
5.00%, 12/1/50	1,950	2,009,389
Aurora, CO, Water Revenue, 5.00%, 8/1/49	9,845	10,226,796
Beaufort-Jasper Water and Sewer Authority, SC:
4.00%, 3/1/46	250	241,455
4.00%, 3/1/50	1,400	1,302,488
Broomfield City and County, CO, Sewer Revenue, 5.00%, 12/1/42	900	988,498
Camas, WA, Water and Sewer Revenue, 5.25%, 12/1/50	405	423,028
Cartersville, GA, Water and Sewer Revenue:
5.00%, 6/1/42	1,000	1,104,294
5.00%, 6/1/43	750	822,517
5.00%, 6/1/44	1,000	1,087,207
5.00%, 6/1/56	3,000	3,083,805
Charleston, SC, Waterworks and Sewer System Revenue, Series 2022, 5.00%, 1/1/47	4,915	5,129,567
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	6,260	5,925,643
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/43	11,950	13,004,458
District of Columbia Water and Sewer Authority:
4.00%, 10/1/51	9,560	8,453,269
5.00%, 10/1/35	7,000	8,020,774
5.00%, 10/1/39	3,750	4,198,153
(SPA: Bank of America, N.A.), 2.90%, 10/1/60(2)	40,000	40,000,000
Green Bonds, 5.25%, 10/1/50	5,000	5,280,493
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/50	1,405	1,488,918
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	10,500	11,377,271
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	1,185	1,071,153
3.00%, 6/1/40	1,540	1,363,507
Grand Strand Water and Sewer Authority, SC, 4.00%, 6/1/51	1,500	1,385,380
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,135	1,873,562
Holly Springs, NC:
5.00%, 11/1/43(5)	2,020	2,208,716
5.00%, 11/1/44(5)	1,175	1,275,447
5.00%, 11/1/48(5)	1,000	1,048,504
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.25%, 7/1/54	2,990	3,130,364
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
JEA, FL, Water and Sewer System Revenue:
5.50%, 10/1/54	$10,425	$ 11,101,007
(SPA: U.S. Bank, N.A.), 2.75%, 10/1/38(2)	19,785	19,785,000
Kansas Development Finance Authority (Kansas Department of Health and Environment), 5.00%, 5/1/44	2,535	2,759,044
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.60%, 1/1/65(2)	58,000	58,000,000
Massachusetts Water Resources Authority, (SPA: U.S. Bank, N.A.), 2.60%, 8/1/29(2)	11,110	11,110,000
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/46(5)	6,000	6,395,740
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	7,910	8,241,837
5.00%, 6/15/48	14,595	15,183,743
5.00%, 6/15/49	6,150	6,368,298
5.00%, 6/15/50	2,430	2,479,255
5.00%, 6/15/51	10,250	10,554,883
5.25%, 6/15/48	13,500	14,216,060
5.25%, 6/15/53	4,000	4,180,045
Oklahoma Water Resources Board, (Clean Water Program):
5.00%, 4/1/45	2,000	2,125,694
5.00%, 4/1/46	2,260	2,384,633
Peace River Manasota Regional Water Supply Authority, FL:
4.00%, 10/1/54	5,750	5,085,612
5.25%, 10/1/43	5,000	5,460,386
5.25%, 10/1/45	3,500	3,755,435
5.25%, 10/1/46	4,005	4,281,127
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	16,200	17,267,444
Portland, OR, Sewer System Revenue:
5.00%, 12/1/47	4,895	5,105,348
5.00%, 10/1/49	5,000	5,204,066
San Antonio, TX, Water System Revenue:
5.00%, 5/15/41	5,000	5,438,918
5.00%, 5/15/42	9,000	9,728,694
(SPA: Truist Bank), 2.75%, 5/1/54(2)	29,000	29,000,000
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	4,705	4,906,600
Seattle, WA, Drainage and Wastewater Revenue, 5.25%, 5/1/50	1,585	1,677,959
Suffolk County Water Authority, NY, 3.00%, 6/1/45	2,980	2,405,171

16
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	$10,000	$ 8,862,233
Washington Suburban Sanitary District, MD, 2.125%, 6/1/38	10,770	8,525,114
		$ 430,581,473
Total Tax-Exempt Municipal Obligations (identified cost $3,959,430,253)		$3,977,115,793

Taxable Municipal Obligations — 2.2%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$8,071	$ 1,452,794
		$ 1,452,794
Education — 0.0%†
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,279,152
		$ 1,279,152
Electric Utilities — 0.1%
San Antonio, TX, Electric and Gas Systems Revenue, 5.469%, 2/1/45	$3,675	$ 3,686,184
		$ 3,686,184
General Obligations — 0.5%
King County, WA, Sustainability Bonds, 2.16%, 12/1/32	$15,000	$ 13,183,080
New York, NY, 5.372%, 10/1/51	4,825	4,635,573
		$ 17,818,653
Insured - Transportation — 1.2%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/43	$14,295	$ 5,006,995
(AMBAC), 0.00%, 10/1/26	14,395	14,083,155
(AMBAC), 0.00%, 10/1/27	22,355	20,919,389
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,948,520
		$ 47,958,059
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 622,878
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	300	303,663
		$ 926,541
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 16,938,100
		$ 16,938,100
Total Taxable Municipal Obligations (identified cost $96,915,948)		$ 90,059,483

Short-Term Investments — 0.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.23%(8)	2,363,481	$ 2,363,718
Total Short-Term Investments (identified cost $2,363,718)		$ 2,363,718
Total Investments — 101.0% (identified cost $4,091,993,247)		$4,103,278,355
Other Assets, Less Liabilities — (1.0)%		$ (38,795,073)
Net Assets — 100.0%		$4,064,483,282
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2026.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $51,102,523 or 1.3% of the Fund's net assets.
(5)	When-issued security.

17
See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

(6)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(8)	The rate shown is the annualized seven-day yield as of March 31, 2026.
At March 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	12.9%
New York	12.3%
California	11.6%
Others, representing less than 10% individually	63.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2026, 8.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
18
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Assets and Liabilities (Unaudited)

	March 31, 2026
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$172,230,953	$4,091,993,247
Unrealized appreciation	2,701,751	11,285,108
Investments, at value	$174,932,704	$4,103,278,355
Interest and dividends receivable	$2,175,800	$52,555,464
Receivable for investments sold	—	24,276,261
Receivable for Fund shares sold	70,022	2,444,824
Trustees' deferred compensation plan	117,723	450,346
Total assets	$177,296,249	$4,183,005,250
Liabilities
Payable for floating rate notes issued	$2,402,017	$49,244,446
Payable for investments purchased	—	3,185,070
Payable for when-issued securities	—	51,989,105
Payable for Fund shares redeemed	215,384	9,476,042
Distributions payable	84,311	1,637,445
Payable to affiliates:
Investment adviser fee	65,287	1,115,052
Distribution and service fees	20,630	241,723
Sub-transfer agency fee	2,251	23,399
Trustees' deferred compensation plan	117,723	450,346
Interest expense and fees payable	25,599	452,125
Accrued expenses	63,648	707,215
Total liabilities	$2,996,850	$118,521,968
Net Assets	$174,299,399	$4,064,483,282
Sources of Net Assets
Paid-in capital	$223,311,627	$4,530,074,462
Accumulated loss	(49,012,228)	(465,591,180)
Net Assets	$174,299,399	$4,064,483,282
Class A Shares
Net Assets	$90,301,998	$1,007,078,484
Shares Outstanding	11,473,907	111,599,148
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.87	$9.02
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.13	$9.32
Class C Shares
Net Assets	$1,546,243	$30,778,953
Shares Outstanding	197,622	3,411,175
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.82	$9.02
Class I Shares
Net Assets	$82,451,158	$3,026,625,845
Shares Outstanding	9,593,981	335,446,437
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.59	$9.02
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
19
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2026
	AMT-Free Fund	National Fund
Investment Income
Dividend income	$12,454	$208,378
Interest income	4,049,464	91,286,444
Total investment income	$4,061,918	$91,494,822
Expenses
Investment adviser fee	$380,019	$6,615,516
Distribution and service fees:
Class A	111,116	1,278,001
Class C	8,548	159,764
Trustees’ fees and expenses	5,010	54,754
Custodian fee	26,282	353,273
Transfer and dividend disbursing agent fees	28,972	639,077
Legal and accounting services	45,058	172,274
Printing and postage	7,142	38,996
Registration fees	25,512	121,746
Interest expense and fees	35,675	733,561
Miscellaneous	21,044	87,688
Total expenses	$694,378	$10,254,650
Net investment income	$3,367,540	$81,240,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$574,252	$8,427,040
Net realized gain	$574,252	$8,427,040
Change in unrealized appreciation (depreciation):
Investments	$(1,406,152)	$(14,782,628)
Net change in unrealized appreciation (depreciation)	$(1,406,152)	$(14,782,628)
Net realized and unrealized loss	$(831,900)	$(6,355,588)
Net increase in net assets from operations	$2,535,640	$74,884,584
20
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,367,540	$81,240,172
Net realized gain	574,252	8,427,040
Net change in unrealized appreciation (depreciation)	(1,406,152)	(14,782,628)
Net increase in net assets from operations	$2,535,640	$74,884,584
Distributions to shareholders:
Class A	$(1,690,635)	$(19,218,634)
Class C	(26,055)	(480,737)
Class I	(1,661,682)	(61,238,431)
Total distributions to shareholders	$(3,378,372)	$(80,937,802)
Transactions in shares of beneficial interest:
Class A	$2,242,198	$(22,678,005)
Class C	(177,996)	(1,430,784)
Class I	(1,789,772)	(38,462,917)
Net increase (decrease) in net assets from Fund share transactions	$274,430	$(62,571,706)
Net decrease in net assets	$(568,302)	$(68,624,924)
Net Assets
At beginning of period	$174,867,701	$4,133,108,206
At end of period	$174,299,399	$4,064,483,282
21
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2025
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,081,158	$169,417,061
Net realized loss	(2,874,739)	(50,222,639)
Net change in unrealized appreciation (depreciation)	(5,608,101)	(142,445,491)
Net decrease in net assets from operations	$(1,401,682)	$(23,251,069)
Distributions to shareholders:
Class A	$(3,410,095)	$(41,137,525)
Class C	(61,738)	(1,117,876)
Class I	(3,559,759)	(128,990,150)
Total distributions to shareholders	$(7,031,592)	$(171,245,551)
Transactions in shares of beneficial interest:
Class A	$(11,523,430)	$(119,716,451)
Class C	(731,095)	(8,131,998)
Class I	(5,046,693)	(162,744,386)
Net decrease in net assets from Fund share transactions	$(17,301,218)	$(290,592,835)
Net decrease in net assets	$(25,734,492)	$(485,089,455)
Net Assets
At beginning of year	$200,602,193	$4,618,197,661
At end of year	$174,867,701	$4,133,108,206
22
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.91	$8.26	$7.62	$7.79	$9.29	$9.25
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.29	$0.28	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.04)	(0.36)	0.64	(0.17)	(1.50)	0.05
Total income (loss) from operations	$0.11	$(0.06)	$0.93	$0.11	$(1.27)	$0.29
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.29)	$(0.28)	$(0.23)	$(0.25)
Total distributions	$(0.15)	$(0.29)	$(0.29)	$(0.28)	$(0.23)	$(0.25)
Net asset value — End of period	$7.87	$7.91	$8.26	$7.62	$7.79	$9.29
Total Return(2)	1.39%(3)	(0.62)%	12.36%	1.29%	(13.85)%	3.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90,302	$88,516	$104,233	$100,835	$113,933	$157,981
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.88%(5)	0.85%	0.86%	0.83%	0.79%	0.76%
Interest and fee expense(6)	0.04%(5)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	0.92%(5)	0.91%	0.95%	1.00%	0.86%	0.80%
Net expenses	0.92%(5)	0.91%	0.95%	1.00%	0.86%	0.80%
Net investment income	3.79%(5)	3.73%	3.64%	3.50%	2.61%	2.53%
Portfolio Turnover	27%(3)	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
23
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$7.86	$8.21	$7.58	$7.74	$9.24	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.24	$0.23	$0.22	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.04)	(0.36)	0.63	(0.16)	(1.49)	0.05
Total income (loss) from operations	$0.08	$(0.12)	$0.86	$0.06	$(1.33)	$0.22
Less Distributions
From net investment income	$(0.12)	$(0.23)	$(0.23)	$(0.22)	$(0.17)	$(0.18)
Total distributions	$(0.12)	$(0.23)	$(0.23)	$(0.22)	$(0.17)	$(0.18)
Net asset value — End of period	$7.82	$7.86	$8.21	$7.58	$7.74	$9.24
Total Return(2)	1.01%(3)	(1.39)%	11.58%	0.51%	(14.59)%	2.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,546	$1,731	$2,565	$3,258	$4,906	$9,017
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.63%(5)	1.60%	1.61%	1.58%	1.54%	1.51%
Interest and fee expense(6)	0.04%(5)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	1.67%(5)	1.66%	1.70%	1.75%	1.61%	1.55%
Net expenses	1.67%(5)	1.66%	1.70%	1.75%	1.61%	1.55%
Net investment income	3.04%(5)	2.97%	2.89%	2.74%	1.83%	1.80%
Portfolio Turnover	27%(3)	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
24
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.64	$9.02	$8.32	$8.50	$10.15	$10.11
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.35	$0.34	$0.33	$0.27	$0.28
Net realized and unrealized gain (loss)	(0.04)	(0.39)	0.70	(0.18)	(1.64)	0.06
Total income (loss) from operations	$0.13	$(0.04)	$1.04	$0.15	$(1.37)	$0.34
Less Distributions
From net investment income	$(0.18)	$(0.34)	$(0.34)	$(0.33)	$(0.28)	$(0.30)
Total distributions	$(0.18)	$(0.34)	$(0.34)	$(0.33)	$(0.28)	$(0.30)
Net asset value — End of period	$8.59	$8.64	$9.02	$8.32	$8.50	$10.15
Total Return(2)	1.45%(3)	(0.35)%	12.66%	1.49%	(13.64)%	3.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82,451	$84,621	$93,804	$116,348	$119,467	$184,002
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.63%(5)	0.60%	0.61%	0.58%	0.54%	0.51%
Interest and fee expense(6)	0.04%(5)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	0.67%(5)	0.66%	0.70%	0.75%	0.61%	0.55%
Net expenses	0.67%(5)	0.66%	0.70%	0.75%	0.61%	0.55%
Net investment income	4.04%(5)	3.98%	3.89%	3.75%	2.84%	2.77%
Portfolio Turnover	27%(3)	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
25
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.04	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.34	$0.35	$0.34	$0.23	$0.23
Net realized and unrealized gain (loss)	(0.02)	(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$0.15	$(0.04)	$1.02	$0.30	$(1.28)	$0.31
Less Distributions
From net investment income	$(0.17)	$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Total distributions	$(0.17)	$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Net asset value — End of period	$9.02	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	1.66%(3)	(0.34)%	11.82%	3.38%	(12.62)%	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,007,078	$1,031,070	$1,198,847	$1,126,345	$1,179,909	$1,558,418
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.64%(5)	0.64%	0.66%	0.67%	0.64%	0.61%
Interest and fee expense(6)	0.04%(5)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.68%(5)	0.69%	0.71%	0.75%	0.67%	0.63%
Net expenses	0.68%(5)	0.69%	0.71%	0.75%	0.67%	0.63%
Net investment income	3.77%(5)	3.73%	3.80%	3.73%	2.30%	2.15%
Portfolio Turnover	32%(3)	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
26
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.04	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.27	$0.28	$0.28	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.02)	(0.38)	0.67	(0.04)	(1.50)	0.08
Total income (loss) from operations	$0.12	$(0.11)	$0.95	$0.24	$(1.36)	$0.23
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Total distributions	$(0.14)	$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Net asset value — End of period	$9.02	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	1.28%(3)	(1.09)%	10.99%	2.60%	(13.28)%	2.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,779	$32,247	$42,141	$45,670	$55,558	$94,851
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.39%(5)	1.39%	1.41%	1.42%	1.39%	1.36%
Interest and fee expense(6)	0.04%(5)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	1.43%(5)	1.44%	1.46%	1.50%	1.42%	1.38%
Net expenses	1.43%(5)	1.44%	1.46%	1.50%	1.42%	1.38%
Net investment income	3.02%(5)	2.98%	3.05%	2.98%	1.52%	1.41%
Portfolio Turnover	32%(3)	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
27
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.04	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.36	$0.37	$0.37	$0.25	$0.25
Net realized and unrealized gain (loss)	(0.02)	(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$0.16	$(0.02)	$1.04	$0.33	$(1.26)	$0.33
Less Distributions
From net investment income	$(0.18)	$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Total distributions	$(0.18)	$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Net asset value — End of period	$9.02	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	1.79%(3)	(0.10)%	12.10%	3.64%	(12.40)%	3.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,026,626	$3,069,792	$3,377,209	$2,511,115	$1,891,224	$2,347,177
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.39%(5)	0.39%	0.41%	0.42%	0.39%	0.36%
Interest and fee expense(6)	0.04%(5)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.43%(5)	0.44%	0.46%	0.50%	0.42%	0.38%
Net expenses	0.43%(5)	0.44%	0.46%	0.50%	0.42%	0.38%
Net investment income	4.03%(5)	3.98%	4.04%	3.98%	2.55%	2.39%
Portfolio Turnover	32%(3)	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
28
See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
29

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2026. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2026, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$2,402,017	$49,244,446
Interest Rate or Range of Interest Rates (%)	2.44 - 2.45	2.42 - 2.45
Collateral for Floating Rate Notes Outstanding	$3,188,450	$63,769,330
For the six months ended March 31, 2026, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized)  including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$2,400,000	$49,200,000
Average Interest Rate	2.98%	2.99%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2026.
30

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$27,346,914	$345,126,196
Long-term	$25,680,218	$142,518,612
31

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$169,748,374	$4,041,139,533
Gross unrealized appreciation	$5,117,883	$64,668,552
Gross unrealized depreciation	(2,335,570)	(51,774,176)
Net unrealized appreciation	$2,782,313	$12,894,376
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended March 31, 2026, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$380,019	$6,615,516
Effective Annual Rate	0.44%	0.32%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales
32

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2026 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$5,392	$51,680
EVD's Class A Sales Charges	$2,263	$20,912
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,625	$566
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2026 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$111,116	$1,278,001
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended March 31, 2026, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$6,411	$119,823
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2026 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$2,137	$39,941
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
33

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2026, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ —	$ —
Class C	$ —	$204
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended March 31, 2026 were as follows:
	AMT-Free Fund	National Fund
Purchases	$47,121,143	$1,303,263,341
Sales	$50,437,959	$1,377,883,617
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,421,937	$11,307,457	1,090,809	$ 8,618,992
Issued to shareholders electing to receive payments of distributions in Fund shares	186,045	1,480,194	371,769	2,948,880
Redemptions	(1,327,103)	(10,545,453)	(2,893,254)	(23,091,302)
Net increase (decrease)	280,879	$ 2,242,198	(1,430,676)	$(11,523,430)
Class C
Sales	17,311	$ 137,100	29,392	$ 235,517
Issued to shareholders electing to receive payments of distributions in Fund shares	3,105	24,551	7,414	58,548
Redemptions	(42,943)	(339,647)	(129,204)	(1,025,160)
Net decrease	(22,527)	$ (177,996)	(92,398)	$ (731,095)
34

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	1,164,601	$10,094,711	4,161,736	$35,794,798
Issued to shareholders electing to receive payments of distributions in Fund shares	158,735	1,378,785	342,846	2,968,163
Redemptions	(1,528,344)	(13,263,268)	(5,109,384)	(43,809,654)
Net decrease	(205,008)	$(1,789,772)	(604,802)	$(5,046,693)
National Fund
	Six Months Ended March 31, 2026 (Unaudited)			Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	6,939,638	$ 63,205,508	12,078,992	$ 109,257,957
Issued to shareholders electing to receive payments of distributions in Fund shares	1,822,472	16,635,068	3,899,451	35,266,857
Redemptions	(11,242,185)	(102,518,581)	(29,212,164)	(264,241,265)
Net decrease	(2,480,075)	$(22,678,005)	(13,233,721)	$ (119,716,451)
Class C
Sales	343,842	$ 3,136,651	704,515	$ 6,402,396
Issued to shareholders electing to receive payments of distributions in Fund shares	49,000	447,289	114,573	1,036,885
Redemptions	(549,935)	(5,014,724)	(1,726,616)	(15,571,279)
Net decrease	(157,093)	$ (1,430,784)	(907,528)	$ (8,131,998)
Class I
Sales	49,106,974	$447,775,785	159,692,054	$1,441,854,634
Issued to shareholders electing to receive payments of distributions in Fund shares	5,867,565	53,556,283	12,484,924	112,900,130
Redemptions	(59,228,139)	(539,794,985)	(191,177,725)	(1,717,499,150)
Net decrease	(4,253,600)	$(38,462,917)	(19,000,747)	$ (162,744,386)
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
35

Eaton Vance
Municipal Income Funds
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 174,622,444	$ —	$ 174,622,444
Short-Term Investments	310,260	—	—	310,260
Total Investments	$ 310,260	$ 174,622,444	$ —	$ 174,932,704
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 33,739,361	$ —	$ 33,739,361
Tax-Exempt Municipal Obligations	—	3,977,115,793	—	3,977,115,793
Taxable Municipal Obligations	—	90,059,483	—	90,059,483
Short-Term Investments	2,363,718	—	—	2,363,718
Total Investments	$2,363,718	$4,100,914,637	$ —	$4,103,278,355
36

MUNI2-NCSR    3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 26, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: May 26, 2026